UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® Value Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Constellation Energy Corp.	1.6
Antero Resources Corp.	1.1
PG&E Corp.	1.0
Global Payments, Inc.	1.0
The AES Corp.	0.9
WestRock Co.	0.9
Expro Group Holdings NV	0.9
Cenovus Energy, Inc. (Canada)	0.9
Flex Ltd.	0.8
Apollo Global Management, Inc.	0.8
9.9

Market Sectors (% of Fund's net assets)

Financials	18.6
Industrials	18.5
Consumer Discretionary	11.8
Materials	11.0
Energy	10.4
Utilities	8.4
Health Care	6.3
Real Estate	4.6
Consumer Staples	3.2
Communication Services	3.1
Information Technology	2.9

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	836,400	27,647
Entertainment - 0.2%
Ubisoft Entertainment SA (b)	804,600	19,037
Interactive Media & Services - 0.4%
Zoominfo Technologies, Inc. (b)	2,437,400	38,657
Media - 2.2%
Grupo Televisa SA de CV (CPO) sponsored ADR (c)	10,854,671	31,696
Interpublic Group of Companies, Inc.	1,859,900	56,615
Nexstar Media Group, Inc. Class A	237,200	37,966
Thryv Holdings, Inc. (b)	1,572,263	36,178
WPP PLC	3,634,600	36,430
		198,885
TOTAL COMMUNICATION SERVICES		284,226
CONSUMER DISCRETIONARY - 11.8%
Automobile Components - 1.2%
Aptiv PLC (b)	893,900	63,467
Autoliv, Inc.	372,600	44,634
Cie Automotive SA	66,805	1,775
		109,876
Automobiles - 0.6%
Harley-Davidson, Inc.	1,589,400	54,659
Broadline Retail - 0.4%
Kohl's Corp. (c)	1,349,900	32,317
Distributors - 0.3%
LKQ Corp.	621,900	26,823
Diversified Consumer Services - 0.2%
H&R Block, Inc.	472,822	22,331
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (b)	916,657	49,133
Everi Holdings, Inc. (b)	1,943,400	15,878
Hilton Grand Vacations, Inc. (b)	851,200	35,444
Marriott Vacations Worldwide Corp.	249,100	23,941
Red Rock Resorts, Inc.	240,893	12,796
		137,192
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	333,800	38,494
Newell Brands, Inc. (c)	3,306,900	26,257
Tempur Sealy International, Inc.	1,020,300	51,076
		115,827
Leisure Products - 1.3%
BRP, Inc.	692,000	46,557
Brunswick Corp.	365,900	29,506
Topgolf Callaway Brands Corp. (b)	2,809,700	45,011
		121,074
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc.	457,679	26,683
Camping World Holdings, Inc. (c)	1,577,400	31,974
Gap, Inc.	375,200	7,699
Lithia Motors, Inc. Class A (sub. vtg.) (c)	207,800	52,860
Sally Beauty Holdings, Inc. (b)	2,393,290	25,967
Signet Jewelers Ltd. (c)	499,677	48,983
Upbound Group, Inc.	1,533,274	47,547
Victoria's Secret & Co. (b)	1,598,733	28,170
		269,883
Textiles, Apparel & Luxury Goods - 2.1%
Dr. Martens Ltd. (c)	14,428,400	13,702
Gildan Activewear, Inc.	1,383,200	47,947
PVH Corp.	492,000	53,530
Samsonite International SA (a)	13,397,400	47,101
Tapestry, Inc.	688,700	27,493
		189,773
TOTAL CONSUMER DISCRETIONARY		1,079,755
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Keurig Dr. Pepper, Inc.	812,200	27,371
Consumer Staples Distribution & Retail - 0.6%
U.S. Foods Holding Corp. (b)	1,038,100	52,165
Food Products - 1.6%
Archer Daniels Midland Co.	637,800	37,413
Bunge Global SA	545,200	55,480
Darling Ingredients, Inc. (b)	1,144,294	48,484
Lamb Weston Holdings, Inc.	31,100	2,592
		143,969
Personal Care Products - 0.4%
Kenvue, Inc.	2,078,900	39,125
Tobacco - 0.3%
Philip Morris International, Inc.	328,300	31,169
TOTAL CONSUMER STAPLES		293,799
ENERGY - 10.4%
Energy Equipment & Services - 3.8%
Baker Hughes Co. Class A	1,705,800	55,643
Expro Group Holdings NV (b)	4,206,000	78,905
John Wood Group PLC (b)	2,440,021	4,525
Liberty Oilfield Services, Inc. Class A	673,485	14,817
Secure Energy Services, Inc.	3,208,100	27,172
Tenaris SA	1,738,600	29,084
Tidewater, Inc. (b)	505,900	46,467
Valaris Ltd. (b)	813,500	52,926
Vallourec SA (b)	2,309,700	40,092
		349,631
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. (b)	2,866,100	97,476
Canadian Natural Resources Ltd.	605,500	45,884
Cenovus Energy, Inc. (Canada)	3,819,581	78,464
Delek U.S. Holdings, Inc. (c)	974,400	26,630
Diamondback Energy, Inc.	143,631	28,889
Energy Transfer LP	2,351,097	36,983
Imperial Oil Ltd.	699,900	48,121
Imperial Oil Ltd. (U.S.) (c)	130,200	8,977
Kosmos Energy Ltd. (b)	4,059,158	23,015
MEG Energy Corp. (b)	762,100	17,333
Phillips 66 Co.	423,900	60,707
Range Resources Corp.	494,700	17,765
Targa Resources Corp.	580,780	66,244
Tourmaline Oil Corp.	892,600	43,623
		600,111
TOTAL ENERGY		949,742
FINANCIALS - 18.6%
Banks - 3.5%
Axos Financial, Inc. (b)	396,869	20,086
Barclays PLC	4,118,700	10,384
East West Bancorp, Inc.	634,566	47,269
First Citizens Bancshares, Inc.	35,792	60,373
First Citizens Bancshares, Inc. Class B	6,100	9,242
KeyCorp	3,452,000	50,019
M&T Bank Corp.	70,800	10,223
Popular, Inc.	468,800	39,843
U.S. Bancorp	1,175,600	47,765
Webster Financial Corp.	713,800	31,286
		326,490
Capital Markets - 3.5%
Ameriprise Financial, Inc.	109,500	45,091
BGC Group, Inc. Class A	5,558,930	43,526
Carlyle Group LP	1,094,800	49,047
LPL Financial	190,700	51,323
Onex Corp. (sub. vtg.)	264,200	18,744
Petershill Partners PLC (a)	8,282,600	21,579
Raymond James Financial, Inc.	408,700	49,861
UBS Group AG	1,508,810	39,836
		319,007
Consumer Finance - 2.3%
Ally Financial, Inc.	1,290,000	49,472
Navient Corp.	1,394,200	20,941
OneMain Holdings, Inc.	1,031,380	53,745
PROG Holdings, Inc.	1,190,482	39,572
SLM Corp.	2,236,679	47,395
		211,125
Financial Services - 4.4%
Apollo Global Management, Inc.	714,502	77,438
Corebridge Financial, Inc. (c)	1,349,700	35,848
ECN Capital Corp.	8,921,393	11,406
Essent Group Ltd.	941,800	49,887
Global Payments, Inc.	737,200	90,506
NCR Atleos Corp.	2,204,150	43,929
Voya Financial, Inc.	653,100	44,515
WEX, Inc. (b)	227,700	48,104
		401,633
Insurance - 4.9%
AMBAC Financial Group, Inc. (b)	1,921,502	27,766
American Financial Group, Inc.	467,500	59,723
Assurant, Inc.	216,179	37,702
First American Financial Corp.	787,300	42,176
Globe Life, Inc.	424,824	32,359
Hartford Financial Services Group, Inc.	651,000	63,075
Primerica, Inc.	111,523	23,627
Prudential PLC	1,918,500	16,686
Reinsurance Group of America, Inc.	288,649	53,974
Stewart Information Services Corp.	329,908	20,458
The Travelers Companies, Inc.	254,400	53,974
Unum Group	314,300	15,935
		447,455
TOTAL FINANCIALS		1,705,710
HEALTH CARE - 6.3%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	11,400	1,641
Biogen, Inc. (b)	50,965	10,948
BioMarin Pharmaceutical, Inc. (b)	47,465	3,833
Exact Sciences Corp. (b)	52,898	3,139
Galapagos NV (b)	711,900	20,136
United Therapeutics Corp. (b)	13,677	3,205
		42,902
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	491,198	19,830
Dentsply Sirona, Inc.	73,803	2,215
Globus Medical, Inc. (b)(c)	34,800	1,733
Hologic, Inc. (b)	98,232	7,443
QuidelOrtho Corp. (b)	486,000	19,707
STERIS PLC	26,775	5,477
Teleflex, Inc.	15,110	3,154
The Cooper Companies, Inc.	97,040	8,642
Zimmer Biomet Holdings, Inc.	74,113	8,914
		77,115
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (b)	65,554	4,847
AdaptHealth Corp. (b)	2,722,896	26,821
BrightSpring Health Services, Inc.	1,748,400	18,690
Cencora, Inc.	53,041	12,679
Centene Corp. (b)	691,400	50,514
Chemed Corp.	6,600	3,749
Cigna Group	144,949	51,753
CVS Health Corp.	610,500	41,337
Encompass Health Corp.	57,752	4,815
Henry Schein, Inc. (b)	47,342	3,280
Humana, Inc.	92,700	28,004
Molina Healthcare, Inc. (b)	26,468	9,055
PACS Group, Inc.	815,400	20,361
Quest Diagnostics, Inc.	71,414	9,868
R1 RCM, Inc. (b)	46,200	568
Tenet Healthcare Corp. (b)	31,100	3,492
		289,833
Health Care Technology - 0.0%
Doximity, Inc. (b)	19,700	479
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	55,311	7,580
Avantor, Inc. (b)	216,000	5,234
Bio-Rad Laboratories, Inc. Class A (b)	10,906	2,942
Charles River Laboratories International, Inc. (b)	27,726	6,349
Fortrea Holdings, Inc.	822,500	30,095
ICON PLC (b)	37,503	11,171
Illumina, Inc. (b)	28,510	3,508
Revvity, Inc.	19,700	2,019
West Pharmaceutical Services, Inc.	4,700	1,680
		70,578
Pharmaceuticals - 1.1%
Bausch Health Cos., Inc. (United States) (b)(c)	76,800	673
Catalent, Inc. (b)	44,176	2,467
Elanco Animal Health, Inc. (b)	152,600	2,008
Jazz Pharmaceuticals PLC (b)	276,867	30,663
Organon & Co.	51,300	955
Perrigo Co. PLC	60,100	1,963
Royalty Pharma PLC	281,124	7,787
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	2,500,600	35,133
Viatris, Inc.	1,746,200	20,204
		101,853
TOTAL HEALTH CARE		582,760
INDUSTRIALS - 18.5%
Air Freight & Logistics - 0.6%
DHL Group	272,500	11,410
FedEx Corp.	179,700	47,042
		58,452
Building Products - 2.4%
AZZ, Inc.	383,600	27,477
Builders FirstSource, Inc. (b)	272,350	49,791
Johnson Controls International PLC	785,700	51,125
Tecnoglass, Inc. (c)	893,400	49,628
UFP Industries, Inc.	338,400	38,138
		216,159
Commercial Services & Supplies - 2.0%
Driven Brands Holdings, Inc. (b)	2,532,600	36,292
HNI Corp.	394,261	16,539
The Brink's Co.	567,800	49,660
The GEO Group, Inc. (b)(c)	1,960,958	29,140
Vestis Corp.	2,729,137	50,271
		181,902
Construction & Engineering - 1.6%
Fluor Corp. (b)	1,027,000	41,419
Granite Construction, Inc.	277,800	15,418
MDU Resources Group, Inc.	1,922,400	47,483
Willscot Mobile Mini Holdings (b)	1,216,400	44,958
		149,278
Electrical Equipment - 1.4%
Acuity Brands, Inc.	170,200	42,261
GrafTech International Ltd.	4,838,609	8,322
Regal Rexnord Corp.	339,156	54,730
Siemens Energy AG (b)	935,800	19,275
		124,588
Ground Transportation - 2.3%
ArcBest Corp.	297,700	33,018
Ryder System, Inc.	367,870	44,825
TFI International, Inc. (Canada)	274,600	35,761
U-Haul Holding Co. (non-vtg.)	757,625	46,458
XPO, Inc. (b)	434,400	46,681
		206,743
Machinery - 4.2%
Allison Transmission Holdings, Inc.	706,429	51,958
Atmus Filtration Technologies, Inc.	1,500,700	45,456
Barnes Group, Inc.	1,215,600	42,206
Chart Industries, Inc. (b)(c)	272,500	39,256
CNH Industrial NV	3,236,400	36,895
Gates Industrial Corp. PLC (b)	2,665,200	46,961
Oshkosh Corp.	346,500	38,902
Terex Corp.	489,600	27,442
Timken Co.	676,996	60,402
		389,478
Professional Services - 1.9%
Clarivate PLC (b)(c)	4,777,773	32,298
Concentrix Corp.	652,000	35,645
First Advantage Corp. (c)	1,414,700	23,060
Genpact Ltd.	698,700	21,478
ManpowerGroup, Inc.	435,692	32,873
WNS Holdings Ltd.	774,996	32,480
		177,834
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (b)	255,600	25,184
GMS, Inc. (b)	470,600	43,540
Herc Holdings, Inc.	334,700	47,872
Rush Enterprises, Inc. Class A	225,620	9,909
WESCO International, Inc.	419,000	64,002
		190,507
TOTAL INDUSTRIALS		1,694,941
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.8%
Ciena Corp. (b)	612,000	28,293
Lumentum Holdings, Inc. (b)	1,070,694	46,854
		75,147
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd. (b)	2,717,311	77,851
IT Services - 0.3%
GoDaddy, Inc. (b)	202,700	24,806
Semiconductors & Semiconductor Equipment - 0.6%
First Solar, Inc. (b)	201,900	35,595
ON Semiconductor Corp. (b)	244,600	17,161
		52,756
Software - 0.4%
NCR Voyix Corp. (b)	3,249,207	39,803
TOTAL INFORMATION TECHNOLOGY		270,363
MATERIALS - 11.0%
Chemicals - 5.0%
Axalta Coating Systems Ltd. (b)	885,737	27,848
Cabot Corp.	443,100	40,424
Celanese Corp. Class A	147,288	22,625
Corteva, Inc.	763,312	41,318
Methanex Corp.	1,030,419	49,367
OCI NV	1,440,500	38,894
Olin Corp.	890,400	46,550
Syensqo SA	332,400	30,930
The Chemours Co. LLC	2,334,645	62,452
Tronox Holdings PLC	1,825,055	31,008
Westlake Corp.	485,449	71,536
		462,952
Construction Materials - 1.1%
Eagle Materials, Inc.	139,900	35,074
GCC S.A.B. de CV	2,994,900	34,088
Martin Marietta Materials, Inc.	48,868	28,689
		97,851
Containers & Packaging - 1.8%
Berry Global Group, Inc.	249,000	14,103
Graphic Packaging Holding Co.	1,431,300	36,999
International Paper Co.	337,900	11,806
O-I Glass, Inc. (b)	1,753,084	26,226
WestRock Co.	1,688,800	80,995
		170,129
Metals & Mining - 2.0%
ATI, Inc. (b)	602,600	35,975
Compass Minerals International, Inc. (c)	1,035,400	12,891
Constellium NV (b)	3,774,614	74,322
First Quantum Minerals Ltd.	1,286,563	16,336
Perseus Mining Ltd. (Australia)	1,719,345	2,515
Radius Recycling, Inc. Class A	685,000	11,933
Steel Dynamics, Inc.	198,811	25,869
		179,841
Paper & Forest Products - 1.1%
Interfor Corp. (b)(d)	3,277,326	41,590
Louisiana-Pacific Corp.	755,097	55,266
		96,856
TOTAL MATERIALS		1,007,629
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Camden Property Trust (SBI)	515,800	51,415
Extra Space Storage, Inc.	283,600	38,082
Lamar Advertising Co. Class A	261,900	30,341
Outfront Media, Inc.	2,924,137	46,377
Prologis, Inc.	420,602	42,922
Sun Communities, Inc.	196,100	21,830
Ventas, Inc.	1,559,000	69,033
Welltower, Inc.	710,800	67,725
		367,725
Real Estate Management & Development - 0.6%
Compass, Inc. (b)	11,235,676	35,392
Newmark Group, Inc.	1,792,700	17,156
		52,548
TOTAL REAL ESTATE		420,273
UTILITIES - 8.4%
Electric Utilities - 5.4%
Constellation Energy Corp.	775,169	144,125
Edison International	881,384	62,631
Entergy Corp.	439,200	46,849
FirstEnergy Corp.	1,741,000	66,750
NextEra Energy, Inc.	635,300	42,546
NRG Energy, Inc.	209,400	15,217
PG&E Corp.	5,576,200	95,409
SSE PLC	1,044,800	21,718
		495,245
Gas Utilities - 0.8%
Southwest Gas Holdings, Inc.	432,100	32,243
UGI Corp.	1,617,100	41,333
		73,576
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	4,723,300	84,547
Vistra Corp.	575,500	43,646
		128,193
Multi-Utilities - 0.8%
Algonquin Power & Utilities Corp.	5,219,600	31,887
Sempra	639,800	45,829
		77,716
TOTAL UTILITIES		774,730
TOTAL COMMON STOCKS (Cost $7,182,200)		9,063,928

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.29% 5/16/24 to 5/30/24 (Cost $4,803)	4,820	4,803

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	977	1
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	176,882,852	176,901
TOTAL MONEY MARKET FUNDS (Cost $176,902)		176,902

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $7,363,905)	9,245,633
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(75,877)
NET ASSETS - 100.0%	9,169,756

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	296	Jun 2024	85,165	(747)	(747)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,327,000 or 1.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	32,997	2,188,587	2,221,584	2,317	1	-	1	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	174,301	894,447	891,847	2,041	-	-	176,901	0.6%
Total	207,298	3,083,034	3,113,431	4,358	1	-	176,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Interfor Corp.	15,768	35,424	5,564	-	(274)	(3,764)	41,590
Total	15,768	35,424	5,564	-	(274)	(3,764)	41,590

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	284,226	220,149	64,077	-
Consumer Discretionary	1,079,755	1,032,654	47,101	-
Consumer Staples	293,799	293,799	-	-
Energy	949,742	949,742	-	-
Financials	1,705,710	1,678,640	27,070	-
Health Care	582,760	562,624	20,136	-
Industrials	1,694,941	1,683,531	11,410	-
Information Technology	270,363	270,363	-	-
Materials	1,007,629	1,005,114	2,515	-
Real Estate	420,273	420,273	-	-
Utilities	774,730	753,012	21,718	-

U.S. Government and Government Agency Obligations	4,803	-	4,803	-

Money Market Funds	176,902	176,902	-	-
Total Investments in Securities:	9,245,633	9,046,803	198,830	-
Derivative Instruments: Liabilities
Futures Contracts	(747)	(747)	-	-
Total Liabilities	(747)	(747)	-	-
Total Derivative Instruments:	(747)	(747)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(747)
Total Equity Risk	0	(747)
Total Value of Derivatives	0	(747)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $167,428) - See accompanying schedule:
Unaffiliated issuers (cost $7,138,011)	$9,027,141
Fidelity Central Funds (cost $176,902)	176,902
Other affiliated issuers (cost $48,992)	41,590

Total Investment in Securities (cost $7,363,905)		$9,245,633
Cash		333
Foreign currency held at value (cost $693)		689
Receivable for investments sold		186,929
Receivable for fund shares sold		1,476
Dividends receivable		9,423
Distributions receivable from Fidelity Central Funds		165
Prepaid expenses		3
Other receivables		433
Total assets		9,445,084
Liabilities
Payable for investments purchased	$80,057
Payable for fund shares redeemed	3,003
Accrued management fee	6,288
Notes payable to affiliates	7,684
Payable for daily variation margin on futures contracts	747
Other payables and accrued expenses	667
Collateral on securities loaned	176,882
Total liabilities		275,328
Net Assets		$9,169,756
Net Assets consist of:
Paid in capital		$6,753,732
Total accumulated earnings (loss)		2,416,024
Net Assets		$9,169,756

Net Asset Value and Maximum Offering Price
Value :
Net Asset Value, offering price and redemption price per share ($7,981,130 ÷ 538,465 shares)		$14.82
Class K :
Net Asset Value, offering price and redemption price per share ($1,188,626 ÷ 80,121 shares)		$14.84
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$80,501
Interest		376
Income from Fidelity Central Funds (including $2,041 from security lending)		4,358
Total income		85,235
Expenses
Management fee
Basic fee	$24,606
Performance adjustment	8,628
Transfer agent fees	3,316
Accounting fees	386
Custodian fees and expenses	49
Independent trustees' fees and expenses	21
Registration fees	123
Audit	33
Legal	12
Interest	6
Miscellaneous	16
Total expenses before reductions	37,196
Expense reductions	(395)
Total expenses after reductions		36,801
Net Investment income (loss)		48,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	538,816
Fidelity Central Funds	1
Other affiliated issuers	(274)
Foreign currency transactions	68
Futures contracts	21,006
Total net realized gain (loss)		559,617
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,114,448
Affiliated issuers	(3,764)
Assets and liabilities in foreign currencies	4
Futures contracts	(747)
Total change in net unrealized appreciation (depreciation)		1,109,941
Net gain (loss)		1,669,558
Net increase (decrease) in net assets resulting from operations		$1,717,992
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,434	$80,170
Net realized gain (loss)	559,617	269,308
Change in net unrealized appreciation (depreciation)	1,109,941	(258,943)
Net increase (decrease) in net assets resulting from operations	1,717,992	90,535
Distributions to shareholders	(317,212)	(550,862)

Share transactions - net increase (decrease)	600,330	(720,277)
Total increase (decrease) in net assets	2,001,110	(1,180,604)

Net Assets
Beginning of period	7,168,646	8,349,250
End of period	$9,169,756	$7,168,646

Financial Highlights
Fidelity® Value Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.52	$13.27	$15.72	$9.57	$10.59	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.17	.12	.12	.14
Net realized and unrealized gain (loss)	2.75	- C	(1.18)	6.15	(.77)	.71
Total from investment operations	2.83	.13	(1.01)	6.27	(.65)	.85
Distributions from net investment income	(.15)	(.09)	(.20)	(.12)	(.14) D	(.12)
Distributions from net realized gain	(.38)	(.80)	(1.24)	-	(.23) D	(1.29)
Total distributions	(.53)	(.88) E	(1.44)	(.12)	(.37)	(1.41)
Net asset value, end of period	$14.82	$12.52	$13.27	$15.72	$9.57	$10.59
Total Return F,G	23.06%	.97%	(6.80)%	65.91%	(6.52)%	9.31%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.85% J	.87%	.83%	.79%	.57%	.58%
Expenses net of fee waivers, if any	.84 % J	.87%	.83%	.79%	.57%	.58%
Expenses net of all reductions	.84% J	.87%	.83%	.79%	.55%	.58%
Net investment income (loss)	1.08% J	.99%	1.18%	.82%	1.30%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$7,981	$6,539	$7,190	$8,361	$4,760	$6,112
Portfolio turnover rate K	80 % J	69%	74%	77%	90%	75%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Value Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.54	$13.30	$15.74	$9.59	$10.60	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.18	.13	.13	.15
Net realized and unrealized gain (loss)	2.77	- C	(1.17)	6.15	(.76)	.72
Total from investment operations	2.85	.14	(.99)	6.28	(.63)	.87
Distributions from net investment income	(.16)	(.10)	(.21)	(.13)	(.15) D	(.13)
Distributions from net realized gain	(.38)	(.80)	(1.24)	-	(.23) D	(1.29)
Total distributions	(.55) E	(.90)	(1.45)	(.13)	(.38)	(1.43) E
Net asset value, end of period	$14.84	$12.54	$13.30	$15.74	$9.59	$10.60
Total Return F,G	23.14%	.99%	(6.63)%	65.90%	(6.33)%	9.43%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.79%	.75%	.71%	.47%	.49%
Expenses net of fee waivers, if any	.76 % J	.78%	.74%	.71%	.47%	.49%
Expenses net of all reductions	.76% J	.78%	.74%	.71%	.45%	.48%
Net investment income (loss)	1.16% J	1.07%	1.27%	.91%	1.40%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$1,189	$630	$1,160	$1,168	$493	$740
Portfolio turnover rate K	80 % J	69%	74%	77%	90%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$432

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), future transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,223,747
Gross unrealized depreciation	(382,064)
Net unrealized appreciation (depreciation)	$1,841,683
Tax cost	$7,403,950

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	3,754,990	3,479,301
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Value	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Value	.63
Class K	.55

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .19%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Value	.1269

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Value	3,167.13
Class K	149.04
	3,316
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Value Fund	.0134

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Fund	108

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Value Fund	Borrower	9,064	5.57%	6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Value Fund	151,825	299,435	46,227
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity Value Fund	8
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Fund	217	-A	-
A In the amount of less than five hundred dollars.
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $395.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Value Fund
Distributions to shareholders
Value	$275,443	$473,295
Class K	41,769	77,567
Total	$317,212	$550,862

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Value Fund
Value
Shares sold	34,803	25,663	$493,834	$340,386
Reinvestment of distributions	18,648	34,449	250,634	434,054
Shares redeemed	(37,422)	(79,290)	(533,543)	(1,032,323)
Net increase (decrease)	16,029	(19,178)	$210,925	$(257,883)
Class K
Shares sold	34,657	11,753	$460,535	$155,225
Reinvestment of distributions	3,103	6,151	41,769	77,567
Shares redeemed	(7,842)	(54,898)	(112,899)	(695,186)
Net increase (decrease)	29,918	(36,994)	$389,405	$(462,394)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Value Fund
Fidelity® Value Fund	.84%
Actual		$ 1,000	$ 1,230.60	$ 4.66
Hypothetical-B		$ 1,000	$ 1,020.69	$ 4.22
Class K	.76%
Actual		$ 1,000	$ 1,231.40	$ 4.22
Hypothetical-B		$ 1,000	$ 1,021.08	$ 3.82

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Value Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703562.126
VAL-SANN-0624
Fidelity® Disciplined Equity Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.7
NVIDIA Corp.	6.7
Amazon.com, Inc.	4.8
Apple, Inc.	3.9
Meta Platforms, Inc. Class A	3.6
Alphabet, Inc. Class A	3.1
Eli Lilly & Co.	2.9
Alphabet, Inc. Class C	2.7
JPMorgan Chase & Co.	2.2
UnitedHealth Group, Inc.	2.0
40.6

Market Sectors (% of Fund's net assets)

Information Technology	33.8
Health Care	12.9
Industrials	12.7
Financials	11.1
Communication Services	10.6
Consumer Discretionary	9.6
Consumer Staples	2.9
Materials	2.3
Energy	2.2
Real Estate	0.2
Utilities	0.2

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.6%
Entertainment - 1.2%
Netflix, Inc. (a)	42,034	23,146
Interactive Media & Services - 9.4%
Alphabet, Inc.:
Class A	356,000	57,950
Class C	312,400	51,434
Meta Platforms, Inc. Class A	157,477	67,742
		177,126
TOTAL COMMUNICATION SERVICES		200,272
CONSUMER DISCRETIONARY - 9.6%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	520,260	91,046
Distributors - 0.0%
Pool Corp.	3,200	1,160
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	69,700	11,052
Booking Holdings, Inc.	2,100	7,249
Chipotle Mexican Grill, Inc. (a)	600	1,896
Domino's Pizza, Inc.	10,000	5,293
Doordash, Inc. (a)	41,000	5,300
Hilton Worldwide Holdings, Inc.	50,066	9,877
Marriott International, Inc. Class A	53,500	12,633
		53,300
Household Durables - 1.0%
NVR, Inc. (a)	1,655	12,311
TopBuild Corp. (a)	14,700	5,949
		18,260
Specialty Retail - 0.6%
Dick's Sporting Goods, Inc.	22,600	4,541
TJX Companies, Inc.	66,700	6,276
		10,817
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (a)	16,900	6,094
NIKE, Inc. Class B	9,810	905
		6,999
TOTAL CONSUMER DISCRETIONARY		181,582
CONSUMER STAPLES - 2.9%
Beverages - 1.2%
Monster Beverage Corp. (a)	162,000	8,659
The Coca-Cola Co.	239,200	14,775
		23,434
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	41,315	29,867
Food Products - 0.1%
Lamb Weston Holdings, Inc.	19,200	1,600
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	5,119	751
TOTAL CONSUMER STAPLES		55,652
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
ConocoPhillips Co.	68,200	8,567
Devon Energy Corp.	118,900	6,085
EOG Resources, Inc.	68,567	9,060
Exxon Mobil Corp.	36,600	4,329
Occidental Petroleum Corp.	61,500	4,068
Ovintiv, Inc.	60,700	3,115
Valero Energy Corp.	35,700	5,707
		40,931
FINANCIALS - 11.1%
Banks - 3.9%
Bank of America Corp.	673,683	24,933
JPMorgan Chase & Co.	212,814	40,805
KeyCorp	570,900	8,272
		74,010
Capital Markets - 2.7%
Coinbase Global, Inc. (a)	22,500	4,588
KKR & Co. LP	78,600	7,315
LPL Financial	21,500	5,786
Moody's Corp.	34,439	12,754
MSCI, Inc.	17,944	8,358
S&P Global, Inc.	27,458	11,418
		50,219
Financial Services - 3.5%
MasterCard, Inc. Class A	67,811	30,596
Visa, Inc. Class A	133,134	35,761
		66,357
Insurance - 1.0%
Arthur J. Gallagher & Co.	41,900	9,834
The Travelers Companies, Inc.	40,700	8,635
		18,469
TOTAL FINANCIALS		209,055
HEALTH CARE - 12.9%
Biotechnology - 0.9%
Repligen Corp. (a)	22,200	3,645
Vertex Pharmaceuticals, Inc. (a)	35,600	13,984
		17,629
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	266,029	19,120
DexCom, Inc. (a)	63,400	8,077
IDEXX Laboratories, Inc. (a)	11,493	5,663
Inspire Medical Systems, Inc. (a)	16,300	3,939
Intuitive Surgical, Inc. (a)	24,314	9,011
Penumbra, Inc. (a)	10,700	2,102
Stryker Corp.	37,000	12,451
TransMedics Group, Inc. (a)	11,625	1,094
		61,457
Health Care Providers & Services - 2.7%
Cigna Group	16,000	5,713
Elevance Health, Inc.	14,300	7,559
UnitedHealth Group, Inc.	78,975	38,200
		51,472
Life Sciences Tools & Services - 2.6%
Danaher Corp.	97,645	24,081
Mettler-Toledo International, Inc. (a)	5,664	6,965
Thermo Fisher Scientific, Inc.	29,300	16,663
West Pharmaceutical Services, Inc.	5,836	2,086
		49,795
Pharmaceuticals - 3.4%
Eli Lilly & Co.	70,100	54,755
Zoetis, Inc. Class A	57,144	9,100
		63,855
TOTAL HEALTH CARE		244,208
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.2%
General Electric Co.	180,500	29,209
HEICO Corp. Class A	77,047	12,778
The Boeing Co. (a)	14,100	2,367
TransDigm Group, Inc.	12,500	15,600
		59,954
Building Products - 0.2%
The AZEK Co., Inc. (a)	100,700	4,596
Commercial Services & Supplies - 1.2%
Cintas Corp.	16,563	10,904
Copart, Inc.	225,552	12,250
		23,154
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	24,700	7,642
EMCOR Group, Inc.	33,400	11,929
		19,571
Electrical Equipment - 3.2%
AMETEK, Inc.	67,438	11,779
Eaton Corp. PLC	97,100	30,903
Vertiv Holdings Co.	180,900	16,824
		59,506
Ground Transportation - 0.8%
Old Dominion Freight Lines, Inc.	27,500	4,997
Uber Technologies, Inc. (a)	165,500	10,968
		15,965
Machinery - 3.1%
Fortive Corp.	66,700	5,021
ITT, Inc.	48,939	6,330
Parker Hannifin Corp.	44,100	24,031
Pentair PLC	31,400	2,483
Snap-On, Inc.	26,400	7,074
Westinghouse Air Brake Tech Co.	78,900	12,709
		57,648
TOTAL INDUSTRIALS		240,394
INFORMATION TECHNOLOGY - 33.8%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. Class A	154,740	18,688
CDW Corp.	36,773	8,894
		27,582
IT Services - 0.4%
Accenture PLC Class A	21,908	6,592
Twilio, Inc. Class A (a)	12,900	772
		7,364
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices, Inc. (a)	108,700	17,216
Broadcom, Inc.	5,400	7,021
Entegris, Inc.	14,100	1,874
KLA Corp.	11,600	7,996
Lam Research Corp.	18,567	16,607
Lattice Semiconductor Corp. (a)	79,700	5,467
Micron Technology, Inc.	139,100	15,713
Monolithic Power Systems, Inc.	15,600	10,442
NVIDIA Corp.	146,698	126,750
NXP Semiconductors NV	14,800	3,792
ON Semiconductor Corp. (a)	61,300	4,301
		217,179
Software - 16.5%
Adobe, Inc. (a)	38,959	18,031
ANSYS, Inc. (a)	21,600	7,017
Cadence Design Systems, Inc. (a)	66,947	18,453
Crowdstrike Holdings, Inc. (a)	6,900	2,019
Dynatrace, Inc. (a)	118,103	5,351
Fortinet, Inc. (a)	194,060	12,261
Guidewire Software, Inc. (a)(b)	7,200	795
HubSpot, Inc. (a)	12,362	7,477
Intuit, Inc.	32,126	20,099
Microsoft Corp.	424,638	165,324
Palo Alto Networks, Inc. (a)	32,700	9,512
Salesforce, Inc.	89,294	24,015
ServiceNow, Inc. (a)	13,652	9,465
Synopsys, Inc. (a)	21,900	11,620
		311,439
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	435,907	74,248
TOTAL INFORMATION TECHNOLOGY		637,812
MATERIALS - 2.3%
Chemicals - 1.0%
CF Industries Holdings, Inc.	82,100	6,483
Corteva, Inc.	34,300	1,857
Sherwin-Williams Co.	35,583	10,661
		19,001
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	21,500	12,622
Vulcan Materials Co.	44,100	11,361
		23,983
TOTAL MATERIALS		42,984
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	26,000	4,461
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	49,400	3,746
TOTAL COMMON STOCKS (Cost $907,288)		1,861,097

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	12,154,946	12,157
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	818,193	818
TOTAL MONEY MARKET FUNDS (Cost $12,975)		12,975

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $920,263)	1,874,072
NET OTHER ASSETS (LIABILITIES) - 0.8%	14,951
NET ASSETS - 100.0%	1,889,023

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,011	107,271	102,125	184	-	-	12,157	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	12,345	11,527	-	-	-	818	0.0%
Total	7,011	119,616	113,652	184	-	-	12,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	200,272	200,272	-	-
Consumer Discretionary	181,582	181,582	-	-
Consumer Staples	55,652	55,652	-	-
Energy	40,931	40,931	-	-
Financials	209,055	209,055	-	-
Health Care	244,208	244,208	-	-
Industrials	240,394	240,394	-	-
Information Technology	637,812	637,812	-	-
Materials	42,984	42,984	-	-
Real Estate	4,461	4,461	-	-
Utilities	3,746	3,746	-	-

Money Market Funds	12,975	12,975	-	-
Total Investments in Securities:	1,874,072	1,874,072	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $784) - See accompanying schedule:
Unaffiliated issuers (cost $907,288)	$1,861,097
Fidelity Central Funds (cost $12,975)	12,975

Total Investment in Securities (cost $920,263)		$1,874,072
Receivable for investments sold		19,924
Receivable for fund shares sold		161
Dividends receivable		164
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Total assets		1,894,350
Liabilities
Payable for investments purchased	$3,252
Payable for fund shares redeemed	317
Accrued management fee	904
Other payables and accrued expenses	36
Collateral on securities loaned	818
Total liabilities		5,327
Net Assets		$1,889,023
Net Assets consist of:
Paid in capital		$869,686
Total accumulated earnings (loss)		1,019,337
Net Assets		$1,889,023

Net Asset Value and Maximum Offering Price
Disciplined Equity :
Net Asset Value, offering price and redemption price per share ($1,828,358 ÷ 28,715 shares)		$63.67
Class K :
Net Asset Value, offering price and redemption price per share ($60,665 ÷ 953 shares)(a)		$63.65
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$7,405
Income from Fidelity Central Funds		184
Total income		7,589
Expenses
Management fee
Basic fee	$5,166
Performance adjustment	(1,142)
Transfer agent fees	717
Accounting fees	161
Custodian fees and expenses	12
Independent trustees' fees and expenses	4
Registration fees	29
Audit	27
Legal	6
Interest	3
Miscellaneous	6
Total expenses before reductions	4,989
Expense reductions	(81)
Total expenses after reductions		4,908
Net Investment income (loss)		2,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	69,579
Total net realized gain (loss)		69,579
Change in net unrealized appreciation (depreciation) on investment securities		321,388
Net gain (loss)		390,967
Net increase (decrease) in net assets resulting from operations		$393,648
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,681	$6,784
Net realized gain (loss)	69,579	76,312
Change in net unrealized appreciation (depreciation)	321,388	122,255
Net increase (decrease) in net assets resulting from operations	393,648	205,351
Distributions to shareholders	(77,529)	(40,439)

Share transactions - net increase (decrease)	20,140	(87,151)
Total increase (decrease) in net assets	336,259	77,761

Net Assets
Beginning of period	1,552,764	1,475,003
End of period	$1,889,023	$1,552,764

Financial Highlights
Fidelity® Disciplined Equity Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.10	$47.71	$65.18	$45.48	$37.51	$38.32
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.11	(.06)	.03	.32
Net realized and unrealized gain (loss)	13.14	6.49	(16.65)	19.77	8.16	3.53
Total from investment operations	13.23	6.71	(16.54)	19.71	8.19	3.85
Distributions from net investment income	(.22)	(.12)	-	(.01)	(.22)	(.53)
Distributions from net realized gain	(2.45)	(1.20)	(.93)	-	-	(4.13)
Total distributions	(2.66) C	(1.32)	(.93)	(.01)	(.22)	(4.66)
Net asset value, end of period	$63.67	$53.10	$47.71	$65.18	$45.48	$37.51
Total Return D,E	25.58%	14.44%	(25.71)%	43.35%	21.92%	12.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.49%	.71%	.79%	.71%	.51%
Expenses net of fee waivers, if any	.54 % H	.48%	.70%	.78%	.71%	.51%
Expenses net of all reductions	.54% H	.48%	.70%	.78%	.71%	.51%
Net investment income (loss)	.29% H	.44%	.20%	(.10)%	.07%	.90%
Supplemental Data
Net assets, end of period (in millions)	$1,828	$1,504	$1,422	$2,091	$1,469	$1,190
Portfolio turnover rate I	31 % H	36%	28%	19%	35%	108%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.11	$47.72	$65.14	$45.42	$37.47	$38.29
Income from Investment Operations
Net investment income (loss) A,B	.12	.27	.16	(.01)	.06	.35
Net realized and unrealized gain (loss)	13.13	6.49	(16.65)	19.75	8.14	3.53
Total from investment operations	13.25	6.76	(16.49)	19.74	8.20	3.88
Distributions from net investment income	(.26)	(.17)	-	(.02)	(.25)	(.57)
Distributions from net realized gain	(2.45)	(1.20)	(.93)	-	-	(4.13)
Total distributions	(2.71)	(1.37)	(.93)	(.02)	(.25)	(4.70)
Net asset value, end of period	$63.65	$53.11	$47.72	$65.14	$45.42	$37.47
Total Return C,D	25.62%	14.55%	(25.65)%	43.47%	21.99%	12.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.40%	.62%	.70%	.62%	.42%
Expenses net of fee waivers, if any	.45 % G	.39%	.62%	.70%	.62%	.42%
Expenses net of all reductions	.45% G	.39%	.62%	.70%	.62%	.42%
Net investment income (loss)	.38% G	.52%	.28%	(.01)%	.16%	.99%
Supplemental Data
Net assets, end of period (in millions)	$61	$49	$53	$113	$95	$91
Portfolio turnover rate H	31 % G	36%	28%	19%	35%	108%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$962,160
Gross unrealized depreciation	(12,206)
Net unrealized appreciation (depreciation)	$949,954
Tax cost	$924,118
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	275,682	342,292
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Disciplined Equity	0.65%
Class K	0.56%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Disciplined Equity	.65
Class K	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Disciplined Equity Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Disciplined Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.13)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Disciplined Equity	.1251

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Disciplined Equity	709.12
Class K	8.04
	717

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Disciplined Equity Fund	.0274

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Disciplined Equity Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disciplined Equity Fund	3

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Disciplined Equity Fund	Borrower	5,705	5.57%	3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Disciplined Equity Fund	14,191	23,233	4,672
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Disciplined Equity Fund	2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disciplined Equity Fund	-A	-	-
A Amount represents less than five hundred dollars
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$75,009	$39,004
Class K	2,520	1,435
Total	$77,529	$40,439
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	606	567	$37,015	$29,350
Reinvestment of distributions	1,208	760	68,008	35,580
Shares redeemed	(1,415)	(2,818)	(86,224)	(142,970)
Net increase (decrease)	399	(1,491)	$18,799	$(78,040)
Class K
Shares sold	37	48	$2,323	$2,440
Reinvestment of distributions	45	31	2,520	1,435
Shares redeemed	(57)	(260)	(3,502)	(12,986)
Net increase (decrease)	25	(181)	$1,341	$(9,111)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Disciplined Equity Fund
Fidelity® Disciplined Equity Fund	.54%
Actual		$ 1,000	$ 1,255.80	$ 3.03
Hypothetical-B		$ 1,000	$ 1,022.18	$ 2.72
Class K	.45%
Actual		$ 1,000	$ 1,256.20	$ 2.52
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Disciplined Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703636.126
FDE-SANN-0624
Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

IES Holdings, Inc.	1.4
Fabrinet	1.3
Academy Sports & Outdoors, Inc.	1.3
Liberty Oilfield Services, Inc. Class A	1.3
Insight Enterprises, Inc.	1.3
Commercial Metals Co.	1.2
SPX Technologies, Inc.	1.2
Northern Oil & Gas, Inc.	1.1
Synovus Financial Corp.	1.1
Eagle Materials, Inc.	1.1
12.3

Market Sectors (% of Fund's net assets)

Industrials	20.8
Health Care	14.6
Financials	14.3
Information Technology	13.2
Consumer Discretionary	12.0
Energy	6.9
Materials	5.8
Real Estate	3.5
Consumer Staples	3.2
Utilities	2.0
Communication Services	1.2

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc. (a)	88,000	5,648
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)(b)	1,672,067	8,795
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (b)	121,300	6,078
Media - 0.4%
TechTarget, Inc. (b)	254,398	6,996
Thryv Holdings, Inc. (b)	281,200	6,470
		13,466
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (b)	286,900	2,599
TOTAL COMMUNICATION SERVICES		36,586
CONSUMER DISCRETIONARY - 12.0%
Automobile Components - 1.1%
Adient PLC (b)	177,100	5,290
LCI Industries (a)	137,600	14,308
Patrick Industries, Inc.	124,100	12,967
		32,565
Broadline Retail - 0.3%
Macy's, Inc.	388,400	7,158
Savers Value Village, Inc. (a)	236,000	3,899
		11,057
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A	1,203,749	17,454
Hotels, Restaurants & Leisure - 0.8%
Bloomin' Brands, Inc. (a)	308,099	7,946
Brinker International, Inc. (b)	150,100	8,045
Hilton Grand Vacations, Inc. (b)	238,000	9,910
		25,901
Household Durables - 2.9%
Green Brick Partners, Inc. (b)	532,906	28,846
Lovesac (b)	137,466	3,049
SharkNinja, Inc.	480,100	30,861
Skyline Champion Corp. (b)	346,300	25,969
		88,725
Leisure Products - 1.1%
Acushnet Holdings Corp. (a)	153,800	9,379
BRP, Inc.	178,200	11,989
Clarus Corp. (a)	991,761	6,278
Games Workshop Group PLC	48,155	5,963
		33,609
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	682,900	39,813
Advance Auto Parts, Inc.	140,500	10,254
Boot Barn Holdings, Inc. (a)(b)	121,400	12,925
Dick's Sporting Goods, Inc.	67,000	13,463
Murphy U.S.A., Inc.	78,350	32,423
Upbound Group, Inc.	200,500	6,218
		115,096
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (b)	119,100	14,812
Deckers Outdoor Corp. (b)	9,200	7,530
Kontoor Brands, Inc. (a)	308,500	19,146
		41,488
TOTAL CONSUMER DISCRETIONARY		365,895
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Primo Water Corp.	496,700	9,373
The Vita Coco Co., Inc. (b)	323,487	7,841
		17,214
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings, Inc. (b)	181,000	13,517
Performance Food Group Co. (b)	163,000	11,064
Sprouts Farmers Market LLC (b)	197,000	13,008
		37,589
Food Products - 1.0%
Nomad Foods Ltd.	1,014,577	18,323
The Simply Good Foods Co. (b)	332,400	12,116
		30,439
Personal Care Products - 0.4%
BellRing Brands, Inc. (b)	200,000	11,034
TOTAL CONSUMER STAPLES		96,276
ENERGY - 6.9%
Energy Equipment & Services - 4.6%
Cactus, Inc.	646,518	32,093
Championx Corp.	904,413	30,361
Liberty Oilfield Services, Inc. Class A	1,757,578	38,667
TechnipFMC PLC	814,200	20,860
Valaris Ltd. (b)	273,100	17,768
		139,749
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (b)	755,288	25,687
Chord Energy Corp.	63,500	11,238
Northern Oil & Gas, Inc. (a)	816,122	33,290
		70,215
TOTAL ENERGY		209,964
FINANCIALS - 14.3%
Banks - 6.6%
ConnectOne Bancorp, Inc.	249,824	4,474
East West Bancorp, Inc.	165,800	12,350
First Bancorp, Puerto Rico (a)	1,686,700	29,096
First Interstate Bancsystem, Inc.	421,300	11,249
Glacier Bancorp, Inc. (a)	240,500	8,701
Independent Bank Group, Inc.	291,600	10,859
Metropolitan Bank Holding Corp. (b)	121,234	4,813
Pathward Financial, Inc.	286,500	14,431
Pinnacle Financial Partners, Inc.	187,000	14,343
Synovus Financial Corp.	925,300	33,116
Trico Bancshares	394,917	13,731
United Community Bank, Inc.	745,700	18,814
Webster Financial Corp.	213,764	9,369
Western Alliance Bancorp.	278,900	15,850
		201,196
Capital Markets - 2.9%
Houlihan Lokey	234,382	29,881
Lazard, Inc. Class A	493,477	18,999
Stifel Financial Corp.	165,900	13,259
TMX Group Ltd.	1,000,000	26,477
		88,616
Consumer Finance - 1.1%
FirstCash Holdings, Inc.	172,100	19,444
SLM Corp.	658,400	13,951
		33,395
Financial Services - 1.3%
Essent Group Ltd.	526,500	27,889
Walker & Dunlop, Inc. (a)	105,800	9,694
		37,583
Insurance - 2.4%
Assurant, Inc.	42,900	7,482
First American Financial Corp.	192,400	10,307
Genworth Financial, Inc. Class A (b)	1,907,400	11,311
Primerica, Inc.	118,400	25,084
Selective Insurance Group, Inc.	145,770	14,818
Stewart Information Services Corp.	66,100	4,099
		73,101
TOTAL FINANCIALS		433,891
HEALTH CARE - 14.6%
Biotechnology - 8.3%
Allogene Therapeutics, Inc. (b)	763,744	2,108
ALX Oncology Holdings, Inc. (b)	486,600	8,282
Arcellx, Inc. (b)	163,100	8,158
Argenx SE ADR (b)	26,131	9,812
Arrowhead Pharmaceuticals, Inc. (b)	276,400	6,252
Ascendis Pharma A/S sponsored ADR (b)	32,406	4,486
Astria Therapeutics, Inc. (b)	484,711	4,450
Astria Therapeutics, Inc. warrants (b)	95,634	441
Autolus Therapeutics PLC ADR (b)	802,879	2,955
Blueprint Medicines Corp. (b)	114,000	10,413
Boundless Bio, Inc.	15,000	149
Boundless Bio, Inc. (f)	114,326	1,132
Cargo Therapeutics, Inc.	226,163	4,320
Celldex Therapeutics, Inc. (b)	316,100	11,828
Cogent Biosciences, Inc. (b)	838,290	5,449
Crinetics Pharmaceuticals, Inc. (b)	228,300	10,004
Cytokinetics, Inc. (b)	275,455	16,891
Dianthus Therapeutics, Inc. (a)(b)	334,418	7,140
Insmed, Inc. (b)	415,500	10,271
Keros Therapeutics, Inc. (b)	204,000	11,504
Kymera Therapeutics, Inc. (b)	100,207	3,369
Madrigal Pharmaceuticals, Inc. (a)(b)	44,000	8,977
Moonlake Immunotherapeutics (b)	116,300	4,758
Morphic Holding, Inc. (b)	145,838	3,977
Nuvalent, Inc. Class A (b)	96,619	6,655
Revolution Medicines, Inc. (b)	86,500	3,225
Shattuck Labs, Inc. (b)	300,994	3,154
Spyre Therapeutics, Inc. (b)	143,704	4,747
Tango Therapeutics, Inc. (b)	147,424	1,135
Tango Therapeutics, Inc. (c)	387,835	2,986
Tyra Biosciences, Inc. (a)(b)	316,770	5,417
Tyra Biosciences, Inc. (c)	95,707	1,637
Vaxcyte, Inc. (b)	233,471	14,137
Vericel Corp. (b)	298,587	13,696
Viking Therapeutics, Inc. (b)	221,600	17,635
Viridian Therapeutics, Inc. (b)	467,527	6,199
Xenon Pharmaceuticals, Inc. (b)	226,771	9,218
Zentalis Pharmaceuticals, Inc. (a)(b)	456,405	5,048
		252,015
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	195,000	5,852
Glaukos Corp. (b)	152,900	14,678
Inspire Medical Systems, Inc. (b)	41,100	9,932
Integer Holdings Corp. (b)	170,700	19,055
Masimo Corp. (b)	49,100	6,600
Penumbra, Inc. (b)	15,700	3,085
TransMedics Group, Inc. (b)	208,507	19,627
		78,829
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (b)	97,251	7,191
agilon health, Inc. (b)	489,901	2,694
Encompass Health Corp.	114,200	9,522
Privia Health Group, Inc. (b)	429,203	7,897
Progyny, Inc. (b)	268,300	8,602
Surgery Partners, Inc. (b)	428,254	10,685
Tenet Healthcare Corp. (b)	133,760	15,020
		61,611
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (b)	133,900	3,921
Pharmaceuticals - 1.6%
Axsome Therapeutics, Inc. (a)(b)	86,052	6,347
Edgewise Therapeutics, Inc. (b)	337,645	6,057
Enliven Therapeutics, Inc. (a)(b)	425,008	7,391
Enliven Therapeutics, Inc. (c)	120,720	2,099
Intra-Cellular Therapies, Inc. (b)	134,200	9,637
Longboard Pharmaceuticals, Inc. (b)	303,400	6,462
Prestige Brands Holdings, Inc. (b)	150,600	10,807
		48,800
TOTAL HEALTH CARE		445,176
INDUSTRIALS - 20.8%
Building Products - 1.4%
AAON, Inc.	124,100	11,677
Simpson Manufacturing Co. Ltd.	180,710	31,424
		43,101
Commercial Services & Supplies - 0.6%
The Brink's Co.	126,400	11,055
Vestis Corp.	475,400	8,757
		19,812
Construction & Engineering - 5.7%
Comfort Systems U.S.A., Inc.	90,776	28,087
Construction Partners, Inc. Class A (b)	288,000	14,872
Dycom Industries, Inc. (b)	95,500	13,372
EMCOR Group, Inc.	84,840	30,302
Granite Construction, Inc. (a)	328,700	18,243
IES Holdings, Inc. (b)	323,115	43,662
MDU Resources Group, Inc.	469,500	11,597
Sterling Construction Co., Inc. (b)	125,300	12,730
		172,865
Electrical Equipment - 2.1%
Array Technologies, Inc. (b)	557,900	6,884
Atkore, Inc.	175,170	30,707
Nextracker, Inc. Class A (b)	254,000	10,869
Thermon Group Holdings, Inc. (b)	499,955	15,964
		64,424
Ground Transportation - 0.6%
ArcBest Corp.	164,279	18,220
Machinery - 4.9%
Astec Industries, Inc.	318,164	13,299
Atmus Filtration Technologies, Inc.	298,300	9,036
Federal Signal Corp.	374,400	30,439
Kadant, Inc.	47,000	12,868
SPX Technologies, Inc. (b)	306,000	37,274
Terex Corp.	579,230	32,466
Timken Co.	147,000	13,115
		148,497
Professional Services - 2.2%
ASGN, Inc. (b)	131,100	12,645
CACI International, Inc. Class A (b)	21,800	8,769
CRA International, Inc.	82,600	11,984
ExlService Holdings, Inc. (b)	427,360	12,393
First Advantage Corp. (a)	317,611	5,177
KBR, Inc.	165,900	10,774
WNS Holdings Ltd.	152,650	6,398
		68,140
Trading Companies & Distributors - 3.3%
Applied Industrial Technologies, Inc.	70,800	12,974
Beacon Roofing Supply, Inc. (b)	151,200	14,898
FTAI Aviation Ltd.	235,000	16,499
GMS, Inc. (b)	297,500	27,525
Rush Enterprises, Inc. Class A	629,332	27,640
		99,536
TOTAL INDUSTRIALS		634,595
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.3%
Ciena Corp. (b)	192,300	8,890
Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries, Inc.	315,600	30,247
Fabrinet (b)	232,240	40,194
Insight Enterprises, Inc. (b)	210,485	38,428
Napco Security Technologies, Inc.	146,100	5,946
Sanmina Corp. (b)	218,200	13,238
TD SYNNEX Corp.	195,300	23,014
		151,067
IT Services - 0.7%
Endava PLC ADR (b)	169,000	4,901
Perficient, Inc. (b)	143,000	6,758
Wix.com Ltd. (b)	86,100	10,235
		21,894
Semiconductors & Semiconductor Equipment - 3.0%
Allegro MicroSystems LLC (b)	360,500	10,703
Diodes, Inc. (b)	293,711	21,444
MACOM Technology Solutions Holdings, Inc. (b)	282,800	28,831
Nova Ltd. (b)	54,800	9,311
Onto Innovation, Inc. (b)	105,450	19,560
		89,849
Software - 4.2%
Five9, Inc. (b)	182,800	10,524
Intapp, Inc. (b)	273,548	8,458
Lumine Group, Inc. (b)	326,300	8,938
Manhattan Associates, Inc. (b)	35,800	7,377
Progress Software Corp.	186,900	9,311
PROS Holdings, Inc. (a)(b)	510,900	16,732
Rapid7, Inc. (b)	96,100	4,305
SPS Commerce, Inc. (b)	154,700	26,898
Tenable Holdings, Inc. (b)	604,900	27,202
Vertex, Inc. Class A (b)	309,336	9,011
		128,756
TOTAL INFORMATION TECHNOLOGY		400,456
MATERIALS - 5.8%
Chemicals - 1.1%
Element Solutions, Inc.	795,300	18,395
The Chemours Co. LLC	240,900	6,444
Tronox Holdings PLC	521,800	8,865
		33,704
Construction Materials - 1.1%
Eagle Materials, Inc.	129,600	32,492
Containers & Packaging - 0.3%
O-I Glass, Inc. (b)	643,300	9,624
Metals & Mining - 2.7%
Commercial Metals Co.	700,500	37,645
Constellium NV (b)	1,296,700	25,532
Lundin Mining Corp.	1,526,200	17,428
		80,605
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	148,200	10,847
Sylvamo Corp.	136,100	8,506
		19,353
TOTAL MATERIALS		175,778
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Elme Communities (SBI)	441,000	6,686
Essential Properties Realty Trust, Inc.	1,011,300	26,638
Lamar Advertising Co. Class A	130,500	15,118
Terreno Realty Corp.	409,410	22,251
		70,693
Real Estate Management & Development - 1.2%
Colliers International Group, Inc.	157,600	16,412
Jones Lang LaSalle, Inc. (b)	79,900	14,438
Marcus & Millichap, Inc.	192,238	6,088
		36,938
TOTAL REAL ESTATE		107,631
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares	1,054,500	32,131
Southwest Gas Holdings, Inc.	369,036	27,537
		59,668
TOTAL COMMON STOCKS (Cost $2,305,575)		2,965,916

Money Market Funds - 7.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	107,600,832	107,622
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	106,908,397	106,919
TOTAL MONEY MARKET FUNDS (Cost $214,541)		214,541

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $2,520,116)	3,180,457
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(137,447)
NET ASSETS - 100.0%	3,043,010

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	168	Jun 2024	16,679	(44)	(44)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,722,000 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $1,132 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Enliven Therapeutics, Inc.	3/19/24	1,690

Tango Therapeutics, Inc.	8/09/23	1,997

Tyra Biosciences, Inc.	2/02/24	1,245

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,828	775,063	715,269	1,821	1	(1)	107,622	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	73,108	512,801	478,990	202	-	-	106,919	0.4%
Total	120,936	1,287,864	1,194,259	2,023	1	(1)	214,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,586	36,586	-	-
Consumer Discretionary	365,895	365,895	-	-
Consumer Staples	96,276	96,276	-	-
Energy	209,964	209,964	-	-
Financials	433,891	433,891	-	-
Health Care	445,176	444,735	441	-
Industrials	634,595	634,595	-	-
Information Technology	400,456	400,456	-	-
Materials	175,778	175,778	-	-
Real Estate	107,631	107,631	-	-
Utilities	59,668	59,668	-	-

Money Market Funds	214,541	214,541	-	-
Total Investments in Securities:	3,180,457	3,180,016	441	-
Derivative Instruments: Liabilities
Futures Contracts	(44)	(44)	-	-
Total Liabilities	(44)	(44)	-	-
Total Derivative Instruments:	(44)	(44)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(44)
Total Equity Risk	0	(44)
Total Value of Derivatives	0	(44)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $100,921) - See accompanying schedule:
Unaffiliated issuers (cost $2,305,575)	$2,965,916
Fidelity Central Funds (cost $214,541)	214,541

Total Investment in Securities (cost $2,520,116)		$3,180,457
Segregated cash with brokers for derivative instruments		1,593
Cash		243
Receivable for investments sold		1,325
Receivable for fund shares sold		5,775
Dividends receivable		83
Distributions receivable from Fidelity Central Funds		476
Prepaid expenses		1
Total assets		3,189,953
Liabilities
Payable for investments purchased	$35,402
Payable for fund shares redeemed	1,926
Accrued management fee	2,179
Distribution and service plan fees payable	69
Payable for daily variation margin on futures contracts	403
Other payables and accrued expenses	50
Collateral on securities loaned	106,914
Total liabilities		146,943
Net Assets		$3,043,010
Net Assets consist of:
Paid in capital		$2,330,933
Total accumulated earnings (loss)		712,077
Net Assets		$3,043,010

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($217,072 ÷ 6,538 shares)(a)		$33.20
Maximum offering price per share (100/94.25 of $33.20)		$35.23
Class M :
Net Asset Value and redemption price per share ($19,206 ÷ 608 shares)(a)(b)		$31.61
Maximum offering price per share (100/96.50 of $31.61)		$32.76
Class C :
Net Asset Value and offering price per share ($26,618 ÷ 932 shares)(a)		$28.56
Stock Selector Small Cap :
Net Asset Value, offering price and redemption price per share ($1,666,136 ÷ 48,399 shares)		$34.43
Class I :
Net Asset Value, offering price and redemption price per share ($750,723 ÷ 21,670 shares)		$34.64
Class Z :
Net Asset Value, offering price and redemption price per share ($363,255 ÷ 10,500 shares)		$34.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$14,307
Interest		4
Income from Fidelity Central Funds (including $202 from security lending)		2,023
Total income		16,334
Expenses
Management fee
Basic fee	$8,452
Performance adjustment	2,158
Transfer agent fees	1,337
Distribution and service plan fees	344
Accounting fees	225
Custodian fees and expenses	19
Independent trustees' fees and expenses	6
Registration fees	154
Audit	28
Legal	2
Miscellaneous	6
Total expenses before reductions	12,731
Expense reductions	(121)
Total expenses after reductions		12,610
Net Investment income (loss)		3,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	85,138
Fidelity Central Funds	1
Foreign currency transactions	5
Futures contracts	2,245
Total net realized gain (loss)		87,389
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	440,016
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(2)
Futures contracts	715
Total change in net unrealized appreciation (depreciation)		440,728
Net gain (loss)		528,117
Net increase (decrease) in net assets resulting from operations		$531,841
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,724	$4,665
Net realized gain (loss)	87,389	(11,882)
Change in net unrealized appreciation (depreciation)	440,728	(63,743)
Net increase (decrease) in net assets resulting from operations	531,841	(70,960)
Distributions to shareholders	(6,123)	(2,386)

Share transactions - net increase (decrease)	310,739	289,717
Total increase (decrease) in net assets	836,457	216,371

Net Assets
Beginning of period	2,206,553	1,990,182
End of period	$3,043,010	$2,206,553

Financial Highlights
Fidelity Advisor® Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.73	$27.51	$36.93	$24.09	$23.82	$25.94
Income from Investment Operations
Net investment income (loss) A,B	- C	(.01)	(.03) D	(.15)	(.07)	.01
Net realized and unrealized gain (loss)	6.48	(.75)	(5.76)	13.42	.83	2.30
Total from investment operations	6.48	(.76)	(5.79)	13.27	.76	2.31
Distributions from net investment income	(.01)	(.02)	-	-	(.02) E	(.01)
Distributions from net realized gain	-	-	(3.63)	(.43)	(.47) E	(4.42)
Total distributions	(.01)	(.02)	(3.63)	(.43)	(.49)	(4.43)
Net asset value, end of period	$33.20	$26.73	$27.51	$36.93	$24.09	$23.82
Total Return F,G,H	24.24%	(2.75)%	(16.94)%	55.62%	3.15%	11.55%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.22% K	1.23%	1.21%	1.19%	1.32%	1.04%
Expenses net of fee waivers, if any	1.21 % K	1.23%	1.21%	1.19%	1.32%	1.04%
Expenses net of all reductions	1.21% K	1.23%	1.21%	1.19%	1.31%	1.04%
Net investment income (loss)	.01% K	(.05)%	(.10)% D	(.45)%	(.29)%	.06%
Supplemental Data
Net assets, end of period (in millions)	$217	$109	$99	$108	$52	$37
Portfolio turnover rate L	39 % K	38%	38%	59%	70%	56% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.48	$26.28	$35.46	$23.20	$23.00	$25.21
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.09)	(.10) C	(.23)	(.13)	(.05)
Net realized and unrealized gain (loss)	6.17	(.70)	(5.53)	12.92	.80	2.21
Total from investment operations	6.13	(.79)	(5.63)	12.69	.67	2.16
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	-	(3.55)	(.43)	(.46) D	(4.37)
Total distributions	-	(.01)	(3.55)	(.43)	(.46)	(4.37)
Net asset value, end of period	$31.61	$25.48	$26.28	$35.46	$23.20	$23.00
Total Return E,F,G	24.06%	(3.01)%	(17.19)%	55.24%	2.83%	11.20%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.46% J	1.51%	1.48%	1.46%	1.61%	1.35%
Expenses net of fee waivers, if any	1.46 % J	1.51%	1.48%	1.45%	1.60%	1.35%
Expenses net of all reductions	1.46% J	1.50%	1.48%	1.45%	1.60%	1.35%
Net investment income (loss)	(.24)% J	(.33)%	(.37)% C	(.71)%	(.58)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$19	$14	$14	$17	$8	$7
Portfolio turnover rate K	39 % J	38%	38%	59%	70%	56% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.
ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.07	$23.91	$32.61	$21.48	$21.43	$23.79
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.20)	(.23) C	(.36)	(.23)	(.16)
Net realized and unrealized gain (loss)	5.59	(.64)	(5.05)	11.92	.75	2.06
Total from investment operations	5.49	(.84)	(5.28)	11.56	.52	1.90
Distributions from net realized gain	-	-	(3.42)	(.43)	(.46) D	(4.26)
Total distributions	-	-	(3.42)	(.43)	(.46)	(4.26)
Net asset value, end of period	$28.56	$23.07	$23.91	$32.61	$21.48	$21.43
Total Return E,F,G	23.80%	(3.51)%	(17.61)%	54.40%	2.33%	10.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.97% J	2.01%	2.00%	1.98%	2.13%	1.86%
Expenses net of fee waivers, if any	1.96 % J	2.00%	1.99%	1.97%	2.13%	1.86%
Expenses net of all reductions	1.96% J	2.00%	1.99%	1.97%	2.12%	1.86%
Net investment income (loss)	(.75)% J	(.83)%	(.88)% C	(1.23)%	(1.10)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$27	$18	$16	$19	$8	$8
Portfolio turnover rate K	39 % J	38%	38%	59%	70%	56% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.
ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.74	$28.48	$38.11	$24.77	$24.47	$26.50
Income from Investment Operations
Net investment income (loss) A,B	.05	.07	.06 C	(.05)	- D	.08
Net realized and unrealized gain (loss)	6.72	(.77)	(5.96)	13.82	.84	2.36
Total from investment operations	6.77	(.70)	(5.90)	13.77	.84	2.44
Distributions from net investment income	(.08)	(.04)	(.06)	-	(.07) E	(.06)
Distributions from net realized gain	-	-	(3.67)	(.43)	(.47) E	(4.42)
Total distributions	(.08)	(.04)	(3.73)	(.43)	(.54)	(4.47) F
Net asset value, end of period	$34.43	$27.74	$28.48	$38.11	$24.77	$24.47
Total Return G,H	24.43%	(2.48)%	(16.73)%	56.11%	3.42%	11.90%
Ratios to Average Net Assets A,I,J
Expenses before reductions	.92% K	.96%	.93%	.90%	1.02%	.75%
Expenses net of fee waivers, if any	.91 % K	.95%	.93%	.90%	1.02%	.75%
Expenses net of all reductions	.91% K	.95%	.93%	.90%	1.01%	.75%
Net investment income (loss)	.30% K	.23%	.18% C	(.16)%	-% L	.36%
Supplemental Data
Net assets, end of period (in millions)	$1,666	$1,283	$1,340	$1,654	$960	$938
Portfolio turnover rate M	39 % K	38%	38%	59%	70%	56% N

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.

DAmount represents less than $.005 per share.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.92	$28.67	$38.34	$24.93	$24.54	$26.57
Income from Investment Operations
Net investment income (loss) A,B	.04	.06	.05 C	(.06)	- D	.08
Net realized and unrealized gain (loss)	6.76	(.78)	(5.99)	13.90	.86	2.37
Total from investment operations	6.80	(.72)	(5.94)	13.84	.86	2.45
Distributions from net investment income	(.08)	(.03)	(.06)	-	- D,E	(.06)
Distributions from net realized gain	-	-	(3.67)	(.43)	(.47) E	(4.42)
Total distributions	(.08)	(.03)	(3.73)	(.43)	(.47)	(4.48)
Net asset value, end of period	$34.64	$27.92	$28.67	$38.34	$24.93	$24.54
Total Return F,G	24.39%	(2.50)%	(16.72)%	56.03%	3.49%	11.87%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.95% J	.98%	.94%	.92%	1.01%	.76%
Expenses net of fee waivers, if any	.95 % J	.97%	.94%	.91%	1.00%	.76%
Expenses net of all reductions	.95% J	.97%	.94%	.91%	1.00%	.75%
Net investment income (loss)	.27% J	.21%	.17% C	(.17)%	.02%	.35%
Supplemental Data
Net assets, end of period (in millions)	$751	$471	$296	$308	$79	$9
Portfolio turnover rate K	39 % J	38%	38%	59%	70%	56% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.

DAmount represents less than $.005 per share.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.90	$28.61	$38.27	$24.85	$24.55	$26.59
Income from Investment Operations
Net investment income (loss) A,B	.07	.11	.09 C	(.02)	.03	.12
Net realized and unrealized gain (loss)	6.75	(.78)	(5.98)	13.87	.86	2.36
Total from investment operations	6.82	(.67)	(5.89)	13.85	.89	2.48
Distributions from net investment income	(.12)	(.04)	(.11)	-	(.12) D	(.10)
Distributions from net realized gain	-	-	(3.67)	(.43)	(.47) D	(4.42)
Total distributions	(.12)	(.04)	(3.77) E	(.43)	(.59)	(4.52)
Net asset value, end of period	$34.60	$27.90	$28.61	$38.27	$24.85	$24.55
Total Return F,G	24.48%	(2.34)%	(16.62)%	56.26%	3.58%	12.05%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.80% J	.83%	.81%	.79%	.89%	.61%
Expenses net of fee waivers, if any	.79 % J	.82%	.81%	.79%	.88%	.61%
Expenses net of all reductions	.79% J	.82%	.81%	.79%	.88%	.61%
Net investment income (loss)	.42% J	.35%	.30% C	(.04)%	.14%	.49%
Supplemental Data
Net assets, end of period (in millions)	$363	$310	$225	$167	$53	$30
Portfolio turnover rate K	39 % J	38%	38%	59%	70%	56% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$825,818
Gross unrealized depreciation	(171,569)
Net unrealized appreciation (depreciation)	$654,249
Tax cost	$2,526,164

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,667)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	805,406	514,458
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.75
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .57%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Stock Selector Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .16%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	180	10
Class M	.25%	.25%	45	- A
Class C	.75%	.25%	119	35
			344	45
A Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	61
Class M	3
Class CA	- B
64

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1897
Class M	.2000
Class C	.2000
Stock Selector Small Cap	.1658
Class I	.1859

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	84.19
Class M	12.21
Class C	15.20
Stock Selector Small Cap	820.17
Class I	362.18
Class Z	44.04
	1,337

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Stock Selector Small Cap Fund	.0263

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Small Cap Fund	16

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Stock Selector Small Cap Fund	47,349	39,936	9,022
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Stock Selector Small Cap Fund	2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Small Cap Fund	21	- A	-

A  Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $119.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$33	$84
Class M	-	5
Stock Selector Small Cap	3,539	1,630
Class I	1,415	342
Class Z	1,136	325
Total	$6,123	$2,386
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	2,796	1,193	$92,639	$34,158
Reinvestment of distributions	1	3	33	84
Shares redeemed	(351)	(700)	(11,176)	(19,837)
Net increase (decrease)	2,446	496	$81,496	$14,405
Class M
Shares sold	79	110	$2,385	$3,004
Reinvestment of distributions	-	-	-	5
Shares redeemed	(39)	(83)	(1,187)	(2,280)
Net increase (decrease)	40	27	$1,198	$729
Class C
Shares sold	211	299	$5,871	$7,405
Shares redeemed	(77)	(156)	(2,111)	(3,844)
Net increase (decrease)	134	143	$3,760	$3,561
Stock Selector Small Cap
Shares sold	6,627	7,397	$223,285	$219,149
Reinvestment of distributions	106	54	3,279	1,526
Shares redeemed	(4,599)	(8,227)	(151,409)	(242,949)
Net increase (decrease)	2,134	(776)	$75,155	$(22,274)
Class I
Shares sold	9,334	14,720	$310,484	$443,431
Reinvestment of distributions	45	12	1,390	336
Shares redeemed	(4,579)	(8,200)	(150,917)	(245,687)
Net increase (decrease)	4,800	6,532	$160,957	$198,080
Class Z
Shares sold	3,583	6,735	$120,019	$199,337
Reinvestment of distributions	33	11	1,029	302
Shares redeemed	(4,217)	(3,524)	(132,875)	(104,423)
Net increase (decrease)	(601)	3,222	$(11,827)	$95,216

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Stock Selector Small Cap Fund
Class A	1.21%
Actual		$ 1,000	$ 1,242.40	$ 6.75
Hypothetical-B		$ 1,000	$ 1,018.85	$ 6.07
Class M	1.46%
Actual		$ 1,000	$ 1,240.60	$ 8.13
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.32
Class C	1.96%
Actual		$ 1,000	$ 1,238.00	$ 10.91
Hypothetical-B		$ 1,000	$ 1,015.12	$ 9.82
Fidelity® Stock Selector Small Cap Fund	.91%
Actual		$ 1,000	$ 1,244.30	$ 5.08
Hypothetical-B		$ 1,000	$ 1,020.34	$ 4.57
Class I	.95%
Actual		$ 1,000	$ 1,243.90	$ 5.30
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Class Z	.79%
Actual		$ 1,000	$ 1,244.80	$ 4.41
Hypothetical-B		$ 1,000	$ 1,020.93	$ 3.97

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Stock Selector Small Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.538515.126
SCS-SANN-0624
Fidelity® Capital Appreciation Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.6
NVIDIA Corp.	6.0
Amazon.com, Inc.	3.7
Uber Technologies, Inc.	3.0
Boston Scientific Corp.	3.0
MasterCard, Inc. Class A	2.6
Ingersoll Rand, Inc.	2.1
Apple, Inc.	1.9
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
35.6

Market Sectors (% of Fund's net assets)

Information Technology	30.3
Industrials	16.4
Health Care	15.3
Financials	11.4
Consumer Discretionary	10.8
Communication Services	9.4
Energy	3.7
Consumer Staples	1.5
Materials	1.4

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.4%
Entertainment - 4.6%
Live Nation Entertainment, Inc. (a)	270,700	24,068
Netflix, Inc. (a)	199,500	109,853
Universal Music Group NV	3,487,251	103,088
Warner Music Group Corp. Class A	1,692,600	55,856
		292,865
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A	737,340	120,024
Class C	674,820	111,102
Epic Games, Inc. (a)(b)(c)	4,584	2,750
Meta Platforms, Inc. Class A	160,700	69,128
		303,004
TOTAL COMMUNICATION SERVICES		595,869
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	762,000	20,888
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	1,348,960	236,068
Dollarama, Inc.	291,500	24,317
MercadoLibre, Inc. (a)	37,300	54,410
PDD Holdings, Inc. ADR (a)	122,600	15,347
Savers Value Village, Inc. (d)	495,100	8,179
		338,321
Diversified Consumer Services - 0.3%
Service Corp. International	240,600	17,253
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	472,700	74,956
Domino's Pizza, Inc.	75,200	39,801
Flutter Entertainment PLC (a)	160,400	29,914
Kura Sushi U.S.A., Inc. Class A (a)(d)	96,500	10,623
		155,294
Household Durables - 0.0%
TopBuild Corp. (a)	8,400	3,399
Specialty Retail - 1.2%
TJX Companies, Inc.	789,800	74,312
Textiles, Apparel & Luxury Goods - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	23,738	19,608
LVMH Moet Hennessy Louis Vuitton SE	40,704	33,436
Samsonite International SA (e)	5,644,800	19,845
		72,889
TOTAL CONSUMER DISCRETIONARY		682,356
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Monster Beverage Corp. (a)	962,876	51,466
Personal Care Products - 0.7%
Kenvue, Inc.	2,078,300	39,114
Puig Group SL Class B	118,900	3,109
		42,223
TOTAL CONSUMER STAPLES		93,689
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	739,100	35,092
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	586,900	19,960
Canadian Natural Resources Ltd.	1,099,900	83,394
Cheniere Energy, Inc.	342,800	54,101
Marathon Petroleum Corp.	55,600	10,104
Range Resources Corp.	795,200	28,556
		196,115
TOTAL ENERGY		231,207
FINANCIALS - 11.4%
Banks - 0.6%
JPMorgan Chase & Co.	199,200	38,195
Capital Markets - 2.0%
Ares Management Corp.	104,100	13,855
LPL Financial	25,500	6,863
Moody's Corp.	129,400	47,921
Morgan Stanley	628,500	57,093
MSCI, Inc.	6,100	2,841
		128,573
Consumer Finance - 0.7%
Capital One Financial Corp.	309,800	44,435
Financial Services - 5.9%
Apollo Global Management, Inc.	59,800	6,481
Corebridge Financial, Inc. (d)	703,400	18,682
Fiserv, Inc. (a)	315,600	48,183
Global Payments, Inc.	323,100	39,667
MasterCard, Inc. Class A	364,500	164,462
Rocket Companies, Inc. (a)(d)	1,244,600	15,284
Visa, Inc. Class A	284,700	76,473
		369,232
Insurance - 2.2%
Arthur J. Gallagher & Co.	275,441	64,643
Marsh & McLennan Companies, Inc.	267,300	53,308
The Baldwin Insurance Group, Inc. (a)	698,800	18,616
		136,567
TOTAL FINANCIALS		717,002
HEALTH CARE - 15.3%
Biotechnology - 4.8%
AbbVie, Inc.	624,100	101,504
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,379,600	304
rights (a)(c)	1,379,600	97
Alnylam Pharmaceuticals, Inc. (a)	197,100	28,373
Arcellx, Inc. (a)	63,800	3,191
Arrowhead Pharmaceuticals, Inc. (a)	163,811	3,705
Beam Therapeutics, Inc. (a)	82,900	1,759
Blueprint Medicines Corp. (a)	31,800	2,905
Cytokinetics, Inc. (a)	117,300	7,193
Exact Sciences Corp. (a)	493,500	29,289
Galapagos NV sponsored ADR (a)(d)	354,700	10,091
Gamida Cell Ltd. (a)(d)	2,169,053	35
Gamida Cell Ltd. warrants 4/21/28 (a)	317,400	0
Hookipa Pharma, Inc. (a)	916,200	813
Immunocore Holdings PLC ADR (a)	158,900	9,388
Insmed, Inc. (a)	352,300	8,709
Krystal Biotech, Inc. (a)	19,100	2,925
Legend Biotech Corp. ADR (a)	157,900	6,907
Regeneron Pharmaceuticals, Inc. (a)	59,522	53,014
Repligen Corp. (a)	127,400	20,919
Sarepta Therapeutics, Inc. (a)	42,900	5,434
Seres Therapeutics, Inc. (a)	330,500	327
Synlogic, Inc. (a)	61,286	112
Vor Biopharma, Inc. (a)	610,405	1,050
XOMA Corp. (a)(d)	296,000	7,501
		305,545
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)	84,700	23,918
Baxter International, Inc.	859,500	34,698
Boston Scientific Corp. (a)	2,592,600	186,330
Hologic, Inc. (a)	163,700	12,404
Inspire Medical Systems, Inc. (a)	50,200	12,131
Lantheus Holdings, Inc. (a)	40,200	2,675
Masimo Corp. (a)	184,170	24,754
Penumbra, Inc. (a)	74,461	14,629
		311,539
Health Care Providers & Services - 1.0%
HealthEquity, Inc. (a)	756,100	59,664
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	252,894	7,015
Life Sciences Tools & Services - 3.8%
Agilent Technologies, Inc.	130,500	17,884
Bio-Techne Corp.	217,800	13,767
Bruker Corp.	441,248	34,422
Chemometec A/S	87,800	3,756
Codexis, Inc. (a)	970,508	2,824
Danaher Corp.	239,139	58,976
Sartorius Stedim Biotech	87,376	18,929
Thermo Fisher Scientific, Inc.	155,500	88,436
		238,994
Pharmaceuticals - 0.7%
Aclaris Therapeutics, Inc. (a)	218,000	264
Chugai Pharmaceutical Co. Ltd.	303,100	9,640
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,446,100	34,368
		44,272
TOTAL HEALTH CARE		967,029
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.5%
General Electric Co.	591,900	95,781
Loar Holdings, Inc. (d)	6,400	335
		96,116
Commercial Services & Supplies - 0.7%
Montrose Environmental Group, Inc. (a)	55,700	2,418
Republic Services, Inc.	210,600	40,372
		42,790
Electrical Equipment - 1.8%
Eaton Corp. PLC	224,800	71,545
GE Vernova LLC	183,525	28,210
HD Hyundai Electric Co. Ltd.	75,510	13,284
		113,039
Ground Transportation - 3.0%
Uber Technologies, Inc. (a)	2,922,900	193,701
Machinery - 4.0%
Chart Industries, Inc. (a)	50,100	7,217
Energy Recovery, Inc. (a)	240,200	3,579
Ingersoll Rand, Inc.	1,382,545	129,019
Parker Hannifin Corp.	106,200	57,869
Westinghouse Air Brake Tech Co.	330,400	53,221
		250,905
Passenger Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	273,600	37,264
Professional Services - 3.7%
Equifax, Inc.	356,500	78,498
KBR, Inc.	1,347,000	87,474
RELX PLC sponsored ADR (d)	650,700	26,802
TransUnion	339,700	24,798
UL Solutions, Inc. Class A	442,600	15,535
		233,107
Trading Companies & Distributors - 1.1%
Ferguson PLC	326,600	69,214
TOTAL INDUSTRIALS		1,036,136
INFORMATION TECHNOLOGY - 30.1%
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	1,785,597	51,157
Jabil, Inc.	331,100	38,858
		90,015
IT Services - 1.2%
Gartner, Inc. (a)	64,700	26,695
MongoDB, Inc. Class A (a)	139,219	50,840
		77,535
Semiconductors & Semiconductor Equipment - 13.1%
Allegro MicroSystems LLC (a)	823,657	24,454
Analog Devices, Inc.	197,000	39,520
ASML Holding NV (depository receipt)	87,999	76,776
Astera Labs, Inc.	12,000	1,017
BE Semiconductor Industries NV	353,500	47,346
Marvell Technology, Inc.	246,000	16,214
Micron Technology, Inc.	609,500	68,849
NVIDIA Corp.	437,936	378,385
NXP Semiconductors NV	195,600	50,111
SiTime Corp. (a)	219,500	19,562
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	509,200	69,934
Universal Display Corp.	200,528	31,679
		823,847
Software - 12.5%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,620,156	3,289
Autodesk, Inc. (a)	30,100	6,407
DocuSign, Inc. (a)	333,300	18,865
HubSpot, Inc. (a)	52,300	31,635
Intuit, Inc.	77,100	48,235
Manhattan Associates, Inc. (a)	169,548	34,937
Microsoft Corp.	1,559,410	607,123
NICE Ltd. sponsored ADR (a)	147,500	32,968
Volue A/S (a)	1,407,500	3,643
		787,102
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	706,408	120,322
TOTAL INFORMATION TECHNOLOGY		1,898,821
MATERIALS - 1.3%
Chemicals - 1.2%
Aspen Aerogels, Inc. (a)	519,300	8,132
Linde PLC	114,700	50,578
Sherwin-Williams Co.	53,900	16,149
		74,859
Construction Materials - 0.1%
Eagle Materials, Inc.	29,400	7,371
TOTAL MATERIALS		82,230
TOTAL COMMON STOCKS (Cost $4,135,419)		6,304,339

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	677	722
Series A2 (b)(c)	123	131
		853
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	41,000	520
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	153,900	500
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	513,013	1,329
Series D (b)(c)	2,823,822	7,031
		8,360
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	110,923	1,892
Series C3 (a)(b)(c)	138,654	2,365
Series C4 (a)(b)(c)	37,518	640
Series C5 (a)(b)(c)	75,216	1,283
		6,180
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,843)		16,413

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,334)	1,334	1,385

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,724)	1,724	1,787

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	7,462,486	7,464
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	51,132,794	51,138
TOTAL MONEY MARKET FUNDS (Cost $58,602)		58,602

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $4,224,922)	6,382,526
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(73,488)
NET ASSETS - 100.0%	6,309,038

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,624,000 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,845,000 or 0.3% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	523

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	3,384

ASAPP, Inc. Series D	8/29/23	10,904

Canva, Inc. Series A	9/22/23	722

Canva, Inc. Series A2	9/22/23	131

ElevateBio LLC Series C	3/09/21	646

Epic Games, Inc.	3/29/21	4,057

Illuminated Holdings, Inc. Series C2	7/07/20	2,773

Illuminated Holdings, Inc. Series C3	7/07/20	4,160

Illuminated Holdings, Inc. Series C4	1/08/21	1,351

Illuminated Holdings, Inc. Series C5	6/16/21	3,249

Illuminated Holdings, Inc. 0%	6/14/23	1,334

Illuminated Holdings, Inc. 0%	9/27/23	1,724

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,669	388,460	387,665	622	-	-	7,464	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	56,263	227,705	232,830	104	-	-	51,138	0.2%
Total	62,932	616,165	620,495	726	-	-	58,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	595,869	593,119	-	2,750
Consumer Discretionary	683,209	608,187	74,169	853
Consumer Staples	93,689	90,580	3,109	-
Energy	231,207	231,207	-	-
Financials	717,522	717,002	-	520
Health Care	967,529	956,988	9,640	901
Industrials	1,036,136	1,022,852	13,284	-
Information Technology	1,907,181	1,895,532	-	11,649
Materials	88,410	82,230	-	6,180

Corporate Bonds	1,385	-	-	1,385

Preferred Securities	1,787	-	-	1,787

Money Market Funds	58,602	58,602	-	-
Total Investments in Securities:	6,382,526	6,256,299	100,202	26,025
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,904) - See accompanying schedule:
Unaffiliated issuers (cost $4,166,320)	$6,323,924
Fidelity Central Funds (cost $58,602)	58,602

Total Investment in Securities (cost $4,224,922)		$6,382,526
Receivable for investments sold		3,138
Receivable for fund shares sold		826
Dividends receivable		3,625
Distributions receivable from Fidelity Central Funds		103
Prepaid expenses		2
Other receivables		27
Total assets		6,390,247
Liabilities
Payable for investments purchased	$23,889
Payable for fund shares redeemed	2,848
Accrued management fee	3,222
Other payables and accrued expenses	101
Collateral on securities loaned	51,149
Total liabilities		81,209
Net Assets		$6,309,038
Net Assets consist of:
Paid in capital		$3,762,689
Total accumulated earnings (loss)		2,546,349
Net Assets		$6,309,038

Net Asset Value and Maximum Offering Price
Capital Appreciation :
Net Asset Value, offering price and redemption price per share ($6,031,812 ÷ 139,546 shares)		$43.22
Class K :
Net Asset Value, offering price and redemption price per share ($277,226 ÷ 6,387 shares)(a)		$43.41
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$24,743
Income from Fidelity Central Funds (including $104 from security lending)		726
Total income		25,469
Expenses
Management fee
Basic fee	$17,078
Performance adjustment	(2,977)
Transfer agent fees	2,251
Accounting fees	342
Custodian fees and expenses	40
Independent trustees' fees and expenses	15
Registration fees	39
Audit	29
Legal	9
Interest	76
Miscellaneous	10
Total expenses before reductions	16,912
Expense reductions	(269)
Total expenses after reductions		16,643
Net Investment income (loss)		8,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	386,963
Foreign currency transactions	33
Total net realized gain (loss)		386,996
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	963,640
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		963,633
Net gain (loss)		1,350,629
Net increase (decrease) in net assets resulting from operations		$1,359,455
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,826	$20,926
Net realized gain (loss)	386,996	188,716
Change in net unrealized appreciation (depreciation)	963,633	345,619
Net increase (decrease) in net assets resulting from operations	1,359,455	555,261
Distributions to shareholders	(191,673)	(434,233)

Share transactions - net increase (decrease)	(15,881)	(99,223)
Total increase (decrease) in net assets	1,151,901	21,805

Net Assets
Beginning of period	5,157,137	5,135,332
End of period	$6,309,038	$5,157,137

Financial Highlights
Fidelity® Capital Appreciation Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.32	$34.71	$51.06	$39.58	$36.16	$36.33
Income from Investment Operations
Net investment income (loss) A,B	.06	.14	.23 C	(.01)	.04	.24
Net realized and unrealized gain (loss)	9.16	3.44	(9.18)	14.99	7.95	3.53
Total from investment operations	9.22	3.58	(8.95)	14.98	7.99	3.77
Distributions from net investment income	(.15)	(.14)	(.17)	(.01)	(.24)	(.27)
Distributions from net realized gain	(1.18)	(2.84)	(7.23)	(3.49)	(4.34)	(3.67)
Total distributions	(1.32) D	(2.97) D	(7.40)	(3.50)	(4.57) D	(3.94)
Net asset value, end of period	$43.22	$35.32	$34.71	$51.06	$39.58	$36.16
Total Return E,F	26.62%	11.03%	(20.14)%	40.02%	24.73%	12.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56% I	.65%	.83%	.84%	.82%	.62%
Expenses net of fee waivers, if any	.55 % I	.64%	.82%	.84%	.82%	.62%
Expenses net of all reductions	.55% I	.64%	.82%	.84%	.82%	.61%
Net investment income (loss)	.29% I	.39%	.59% C	(.02)%	.12%	.69%
Supplemental Data
Net assets, end of period (in millions)	$6,032	$4,921	$4,809	$6,549	$5,023	$4,668
Portfolio turnover rate J	39 % I	49%	69%	51%	61% K	122%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.48	$34.85	$51.24	$39.70	$36.25	$36.42
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.26 C	.02	.07	.27
Net realized and unrealized gain (loss)	9.20	3.47	(9.21)	15.04	7.98	3.54
Total from investment operations	9.28	3.63	(8.95)	15.06	8.05	3.81
Distributions from net investment income	(.17)	(.16)	(.21)	(.03)	(.26)	(.31)
Distributions from net realized gain	(1.18)	(2.84)	(7.23)	(3.49)	(4.34)	(3.67)
Total distributions	(1.35)	(3.00)	(7.44)	(3.52)	(4.60)	(3.98)
Net asset value, end of period	$43.41	$35.48	$34.85	$51.24	$39.70	$36.25
Total Return D,E	26.68%	11.13%	(20.08)%	40.12%	24.85%	12.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.57%	.75%	.76%	.74%	.52%
Expenses net of fee waivers, if any	.47 % H	.56%	.75%	.76%	.74%	.52%
Expenses net of all reductions	.47% H	.56%	.75%	.76%	.73%	.52%
Net investment income (loss)	.36% H	.47%	.67% C	.05%	.21%	.79%
Supplemental Data
Net assets, end of period (in millions)	$277	$237	$326	$543	$500	$864
Portfolio turnover rate I	39 % H	49%	69%	51%	61% J	122%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$27

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,302,813
Gross unrealized depreciation	(145,650)
Net unrealized appreciation (depreciation)	$2,157,163
Tax cost	$4,225,363

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	1,181,571	1,365,212

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Capital Appreciation	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Capital Appreciation	.63
Class K	.55

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Capital Appreciation Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Capital Appreciation. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.10) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Capital Appreciation	.1186

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Capital Appreciation	2,213.12
Class K	38.04
	2,251
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Capital Appreciation Fund	.0173

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Capital Appreciation Fund	11

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Capital Appreciation Fund	Borrower	8,952	5.57%	76

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Capital Appreciation Fund	51,931	58,105	12,612

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Capital Appreciation Fund	5
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Capital Appreciation Fund	11	3	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $269.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$182,758	$406,264
Class K	8,915	27,969
Total	$191,673	$434,233
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	3,129	4,890	$131,125	$170,292
Reinvestment of distributions	4,518	11,738	171,761	382,791
Shares redeemed	(7,410)	(15,889)	(306,130)	(556,464)
Net increase (decrease)	237	739	$(3,244)	$(3,381)
Class K
Shares sold	505	895	$21,266	$31,370
Reinvestment of distributions	234	855	8,915	27,969
Shares redeemed	(1,021)	(4,438)	(42,818)	(155,181)
Net increase (decrease)	(282)	(2,688)	$(12,637)	$(95,842)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Capital Appreciation Fund
Fidelity® Capital Appreciation Fund	.55%
Actual		$ 1,000	$ 1,266.20	$ 3.10
Hypothetical-B		$ 1,000	$ 1,022.13	$ 2.77
Class K	.47%
Actual		$ 1,000	$ 1,266.80	$ 2.65
Hypothetical-B		$ 1,000	$ 1,022.53	$ 2.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Capital Appreciation Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703454.126
CAF-SANN-0624
Fidelity® Focused Stock Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	9.2
Microsoft Corp.	7.3
Meta Platforms, Inc. Class A	6.3
Eaton Corp. PLC	5.7
Amazon.com, Inc.	5.4
Eli Lilly & Co.	5.2
Fiserv, Inc.	5.0
Alphabet, Inc. Class A	4.1
Vertiv Holdings Co.	3.8
Broadcom, Inc.	3.5
55.5

Market Sectors (% of Fund's net assets)

Information Technology	26.9
Industrials	20.6
Communication Services	10.9
Health Care	10.7
Consumer Discretionary	10.6
Financials	9.5
Energy	4.9
Utilities	3.4
Consumer Staples	0.4

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.9%
Entertainment - 0.5%
The Walt Disney Co.	167,000	18,553,700
Interactive Media & Services - 10.4%
Alphabet, Inc. Class A	891,000	145,036,980
Meta Platforms, Inc. Class A	516,000	221,967,720
		367,004,700
TOTAL COMMUNICATION SERVICES		385,558,400
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 3.4%
Modine Manufacturing Co. (a)	1,280,000	118,566,400
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	1,088,000	190,400,000
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	78,327	64,108,300
TOTAL CONSUMER DISCRETIONARY		373,074,700
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.	18,000	13,012,200
Personal Care Products - 0.0%
Puig Group SL Class B	50,000	1,307,320
TOTAL CONSUMER STAPLES		14,319,520
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp. (a)	2,305,000	78,393,050
PrairieSky Royalty Ltd. (b)	4,200,000	80,024,698
Range Resources Corp.	450,000	16,159,500
		174,577,248
FINANCIALS - 9.5%
Banks - 2.0%
KeyCorp	4,910,000	71,145,900
Capital Markets - 1.9%
Coinbase Global, Inc. (a)	160,000	32,628,800
S&P Global, Inc.	85,294	35,467,804
		68,096,604
Financial Services - 5.6%
Block, Inc. Class A (a)	284,000	20,732,000
Fiserv, Inc. (a)	1,146,971	175,108,063
		195,840,063
TOTAL FINANCIALS		335,082,567
HEALTH CARE - 10.7%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	45,000	40,079,700
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	825,000	59,292,750
Pharmaceuticals - 7.9%
Eli Lilly & Co.	234,000	182,777,400
Merck & Co., Inc.	203,000	26,231,660
Novo Nordisk A/S Series B sponsored ADR	555,000	71,212,050
		280,221,110
TOTAL HEALTH CARE		379,593,560
INDUSTRIALS - 20.6%
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	17,800	440,550
Electrical Equipment - 9.5%
Eaton Corp. PLC	629,000	200,185,540
Vertiv Holdings Co.	1,443,000	134,199,000
		334,384,540
Ground Transportation - 2.4%
CSX Corp.	1,992,000	66,174,240
Uber Technologies, Inc. (a)	255,000	16,898,850
		83,073,090
Machinery - 4.4%
Ingersoll Rand, Inc.	424,000	39,567,680
Parker Hannifin Corp.	211,000	114,976,010
		154,543,690
Professional Services - 1.8%
KBR, Inc.	1,004,800	65,251,712
Trading Companies & Distributors - 2.5%
United Rentals, Inc.	133,000	88,842,670
TOTAL INDUSTRIALS		726,536,252
INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment, Instruments & Components - 1.0%
Jabil, Inc.	308,954	36,258,841
Semiconductors & Semiconductor Equipment - 16.5%
Astera Labs, Inc.	318,300	26,979,108
Broadcom, Inc.	94,000	122,225,380
Micron Technology, Inc.	945,000	106,747,200
NVIDIA Corp.	377,000	325,735,539
		581,687,227
Software - 7.3%
Microsoft Corp.	663,000	258,125,790
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	98,000	16,692,340
Western Digital Corp. (a)	790,000	55,955,700
		72,648,040
TOTAL INFORMATION TECHNOLOGY		948,719,898
UTILITIES - 3.4%
Electric Utilities - 3.4%
Constellation Energy Corp.	654,000	121,604,760
TOTAL COMMON STOCKS (Cost $2,046,374,062)		3,459,066,905

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	29,543,538	29,549,447
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	242,120	242,144
TOTAL MONEY MARKET FUNDS (Cost $29,791,591)		29,791,591

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,076,165,653)	3,488,858,496
NET OTHER ASSETS (LIABILITIES) - 1.2%	43,810,394
NET ASSETS - 100.0%	3,532,668,890

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,986,187	295,200,719	274,637,144	405,324	(315)	-	29,549,447	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,045,434	29,361,798	33,165,088	6,965	-	-	242,144	0.0%
Total	13,031,621	324,562,517	307,802,232	412,289	(315)	-	29,791,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	385,558,400	385,558,400	-	-
Consumer Discretionary	373,074,700	373,074,700	-	-
Consumer Staples	14,319,520	13,012,200	1,307,320	-
Energy	174,577,248	174,577,248	-	-
Financials	335,082,567	335,082,567	-	-
Health Care	379,593,560	379,593,560	-	-
Industrials	726,536,252	726,536,252	-	-
Information Technology	948,719,898	948,719,898	-	-
Utilities	121,604,760	121,604,760	-	-

Money Market Funds	29,791,591	29,791,591	-	-
Total Investments in Securities:	3,488,858,496	3,487,551,176	1,307,320	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $217,653) - See accompanying schedule:
Unaffiliated issuers (cost $2,046,374,062)	$3,459,066,905
Fidelity Central Funds (cost $29,791,591)	29,791,591

Total Investment in Securities (cost $2,076,165,653)		$3,488,858,496
Foreign currency held at value (cost $136)		136
Receivable for investments sold		47,798,209
Receivable for fund shares sold		8,355,093
Dividends receivable		259,409
Distributions receivable from Fidelity Central Funds		112,613
Prepaid expenses		943
Other receivables		1,518
Total assets		3,545,386,417
Liabilities
Payable for investments purchased	$9,438,078
Payable for fund shares redeemed	833,044
Accrued management fee	2,172,852
Other payables and accrued expenses	34,153
Collateral on securities loaned	239,400
Total liabilities		12,717,527
Net Assets		$3,532,668,890
Net Assets consist of:
Paid in capital		$2,016,349,017
Total accumulated earnings (loss)		1,516,319,873
Net Assets		$3,532,668,890
Net Asset Value, offering price and redemption price per share ($3,532,668,890 ÷ 98,426,947 shares)		$35.89
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$10,887,284
Income from Fidelity Central Funds (including $6,965 from security lending)		412,289
Total income		11,299,573
Expenses
Management fee
Basic fee	$8,831,998
Performance adjustment	(867,510)
Transfer agent fees	1,316,018
Accounting fees	254,207
Custodian fees and expenses	22,022
Independent trustees' fees and expenses	7,413
Registration fees	31,153
Audit	21,084
Legal	7,072
Miscellaneous	5,615
Total expenses before reductions	9,629,072
Expense reductions	(134,208)
Total expenses after reductions		9,494,864
Net Investment income (loss)		1,804,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	153,223,782
Fidelity Central Funds	(315)
Foreign currency transactions	(15,468)
Total net realized gain (loss)		153,207,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	706,055,155
Assets and liabilities in foreign currencies	866
Total change in net unrealized appreciation (depreciation)		706,056,021
Net gain (loss)		859,264,020
Net increase (decrease) in net assets resulting from operations		$861,068,729
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,804,709	$12,751,632
Net realized gain (loss)	153,207,999	(26,495,259)
Change in net unrealized appreciation (depreciation)	706,056,021	300,205,324
Net increase (decrease) in net assets resulting from operations	861,068,729	286,461,697
Distributions to shareholders	(17,621,906)	(183,691,014)

Share transactions
Proceeds from sales of shares	301,724,108	120,824,499
Reinvestment of distributions	16,334,638	170,864,087
Cost of shares redeemed	(222,277,393)	(375,011,087)

Net increase (decrease) in net assets resulting from share transactions	95,781,353	(83,322,501)
Total increase (decrease) in net assets	939,228,176	19,448,182

Net Assets
Beginning of period	2,593,440,714	2,573,992,532
End of period	$3,532,668,890	$2,593,440,714

Other Information
Shares
Sold	8,539,080	4,640,288
Issued in reinvestment of distributions	552,963	7,072,189
Redeemed	(6,850,047)	(14,407,298)
Net increase (decrease)	2,241,996	(2,694,821)

Financial Highlights
Fidelity® Focused Stock Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.96	$26.03	$39.09	$30.56	$25.42	$25.23
Income from Investment Operations
Net investment income (loss) A,B	.02	.13	.05	(.10)	.01	.03
Net realized and unrealized gain (loss)	9.10	2.68	(8.41)	12.18	6.45	3.23
Total from investment operations	9.12	2.81	(8.36)	12.08	6.46	3.26
Distributions from net investment income	(.19)	(.20)	-	(.01)	(.02)	(.03)
Distributions from net realized gain	-	(1.68)	(4.70)	(3.54)	(1.30)	(3.04)
Total distributions	(.19)	(1.88)	(4.70)	(3.55)	(1.32)	(3.07)
Net asset value, end of period	$35.89	$26.96	$26.03	$39.09	$30.56	$25.42
Total Return C,D	33.96%	11.64%	(24.13)%	42.82%	26.56%	15.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62% G	.51%	.80%	.86%	.88%	.89%
Expenses net of fee waivers, if any	.61 % G	.51%	.79%	.86%	.88%	.89%
Expenses net of all reductions	.61% G	.51%	.79%	.86%	.87%	.89%
Net investment income (loss)	.12% G	.48%	.17%	(.29)%	.05%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$3,532,669	$2,593,441	$2,573,993	$3,952,650	$3,190,557	$2,953,108
Portfolio turnover rate H	97 % G	130%	142%	107%	140%	152%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,420,247,111
Gross unrealized depreciation	(23,646,601)
Net unrealized appreciation (depreciation)	$1,396,600,510
Tax cost	$2,092,257,986

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(31,042,303)
Total capital loss carryforward	$(31,042,303)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	1,522,287,406	1,488,822,527
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Focused Stock Fund	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Focused Stock Fund	.64

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Focused Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.06) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of 0.1351%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Focused Stock Fund	0.0259

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused Stock Fund	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Focused Stock Fund	21,297

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Focused Stock Fund	92,972,537	122,132,365	9,734,604
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Focused Stock Fund	2,782
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Focused Stock Fund	750	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $134,208.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Focused Stock Fund	.61%
Actual		$ 1,000	$ 1,339.60	$ 3.55
Hypothetical-B		$ 1,000	$ 1,021.83	$ 3.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Focused Stock Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703563.126
TQG-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024